Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 28, 2013	Jul. 01, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	MICHAEL BAKER CORP
Entity Central Index Key	0000009263
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 220.1
Entity Common Stock, Shares Outstanding		9,656,293

Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Revenues	$ 593,397	$ 538,424	$ 499,353
Cost of work performed	501,431	436,170	400,296
Gross profit	91,966	102,254	99,057
Selling, general and administrative expenses	88,023	78,096	76,768
Operating income	3,943	24,158	22,289
Other income/(expense):
Equity income from unconsolidated subsidiaries	2,647	693	2,576
Interest income	172	395	399
Interest expense	(6)	(97)	(276)
Other, net	(15)	(249)	(296)
Income before income taxes and noncontrolling interests	6,741	24,900	24,692
Provision for income taxes	3,809	7,142	9,246
Net income from continuing operations before noncontrolling interests	2,932	17,758	15,446
Income/(loss) from discontinued operations, net of tax	723	480	(2,512)
Net income before noncontrolling interests	3,655	18,238	12,934
Less: Income attributable to noncontrolling interests	822	934	768
Net income attributable to Michael Baker Corporation	2,833	17,304	12,166
Other comprehensive income/(loss), net of tax:
Unrealized gain/(loss) on investments, net of reclassification adjustments	47	(30)	(17)
Foreign currency translation adjustments	43	20	270
Comprehensive income attributable to Michael Baker Corporation	$ 2,923	$ 17,294	$ 12,419
Earnings per share ("E.P.S.") attributable to Michael Baker Corporation
Basic E.P.S. - Continuing operations	$ 0.22	$ 1.81	$ 1.64
Diluted E.P.S. - Continuing operations	$ 0.22	$ 1.8	$ 1.6
Basic E.P.S. - Net income	$ 0.3	$ 1.86	$ 1.36
Diluted E.P.S. - Net income	$ 0.29	$ 1.85	$ 1.33

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 77,367	$ 36,050
Available-for-sale securities		12,323
Receivables, net of allowances of $2,915 and $1,259, respectively	85,733	104,091
Unbilled revenues on contracts in progress	78,062	77,713
Prepaid expenses and other	7,630	8,951
Prepaid income taxes	3,731	7,149
Total current assets	252,523	246,277
Property, plant and equipment, net	17,286	20,903
Goodwill	81,598	81,598
Other intangible assets, net	12,765	22,907
Deferred income tax asset	3,125	1,389
Other long-term assets	6,112	6,800
Total assets	373,409	379,874
Current Liabilities
Accounts payable	41,386	44,434
Accrued employee compensation	21,008	25,786
Accrued insurance	9,715	10,580
Billings in excess of revenues on contracts in progress	22,215	24,064
Deferred income tax liability	17,707	13,659
Income taxes payable	225	1,113
Other accrued expenses	13,288	12,905
Total current liabilities	125,544	132,541
Long-term Liabilities
Deferred income tax liability	11,517	16,823
Other long-term liabilities	11,196	9,881
Total liabilities	148,257	159,245
Commitments and contingencies
Shareholders' Investment
Common Stock, par value $1, authorized 44,000,000 shares, issued 10,171,664 and 10,066,789, respectively	10,172	10,067
Additional paid-in capital	69,514	66,218
Retained earnings	150,087	148,605
Accumulated other comprehensive loss		(90)
Less - 513,227 and 501,207 shares of Common Stock in treasury, at cost, respectively	(5,173)	(4,888)
Total Michael Baker Corporation shareholders' investment	224,600	219,912
Noncontrolling interests	552	717
Total shareholders' investment	225,152	220,629
Total liabilities and shareholders' investment	$ 373,409	$ 379,874

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Allowances for receivables	$ 2,915	$ 1,259
Common Stock, par value	$ 1	$ 1
Common Stock, shares authorized	44,000,000	44,000,000
Common Stock, shares issued	10,171,664	10,066,789
Common Stock in treasury, shares	513,227	501,207

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income before noncontrolling interests	$ 3,655	$ 18,238	$ 12,934
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Net (income)/loss from discontinued operations	(723)	(480)	2,512
Depreciation and amortization	17,246	14,184	9,501
Stock-based compensation expense	2,638	2,328	1,384
Deferred income tax (benefit)/expense	(3,027)	(3,973)	144
Realized loss on investments, net	41	59	21
Equity affiliates' earnings	(2,647)	(693)	(2,576)
Equity affiliates' dividends received	2,170	175	2,600
Loss on disposal of fixed assets	143	274	391
Changes in assets and liabilities:
Decrease/(increase) in receivables	17,429	(2,864)	10,643
(Increase)/decrease in unbilled revenues	(349)	(3,960)	2,827
Decrease/(increase) in prepaids and other assets, net	5,662	(1,059)	(1,542)
(Decrease)/increase in accounts payable	(3,048)	2,166	(990)
Decrease in billings in excess of revenues	(1,849)	(1,964)	(5,537)
Decrease in accrued expenses	(2,229)	(6,046)	(4,713)
Net cash provided by continuing operations	35,112	16,385	27,599
Net cash used in discontinued operations	(85)	(669)	(526)
Net cash provided by operating activities	35,027	15,716	27,073
Cash Flows from Investing Activities
Additions to property, plant and equipment	(3,727)	(3,197)	(6,213)
Acquisitions of businesses, net of cash acquired	(1,000)	(51,358)	(52,381)
Purchase of available-for-sale securities	(801)	(9,046)	(13,564)
Sale of available-for-sale securities	13,130	6,429	5,888
Purchase of short-term investments			(250)
Maturity of short term investments			2,750
Proceeds from sale of fixed assets	97
Net cash provided by/(used in) continuing operations	7,699	(57,172)	(63,770)
Net cash provided by discontinued operations			9,965
Net cash provided by/(used in) investing activities	7,699	(57,172)	(53,805)
Cash Flows from Financing Activities
Dividends paid	(1,351)
Proceeds from employee stock purchases and exercise of stock options	1,084	1,253	50
Noncontrolling interest distributions	(987)	(939)	(353)
Treasury stock purchases	(155)	(86)
Payments on capital lease obligations		(165)	(160)
Debt issuance costs			(621)
Net cash (used in)/provided by financing activities	(1,409)	63	(1,084)
Net increase/(decrease) in cash and cash equivalents	41,317	(41,393)	(27,816)
Cash and cash equivalents, beginning of year	36,050	77,443	105,259
Cash and cash equivalents, end of year	$ 77,367	$ 36,050	$ 77,443

Consolidated Statements of Shareholders' Investment (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Common stock, par value. $1	Dec. 31, 2011 Common stock, par value. $1	Dec. 31, 2010 Common stock, par value. $1	Dec. 31, 2012 Treasury	Dec. 31, 2011 Treasury	Dec. 31, 2009 Treasury	Dec. 31, 2012 Additional paid-in capital	Dec. 31, 2011 Additional paid-in capital	Dec. 31, 2010 Additional paid-in capital	Dec. 31, 2012 Retained earnings	Dec. 31, 2011 Retained earnings	Dec. 31, 2010 Retained earnings	Dec. 31, 2012 Non-controlling interests	Dec. 31, 2011 Non-controlling interests	Dec. 31, 2010 Non-controlling interests	Dec. 31, 2012 Accumulated other comprehensive (loss)/ income	Dec. 31, 2011 Accumulated other comprehensive (loss)/ income	Dec. 31, 2010 Accumulated other comprehensive (loss)/ income
Beginning Balance	$ 220,629	$ 196,537	$ 173,740	$ 10,067	$ 9,718	$ 9,403	$ (4,888)	$ (4,761)	$ (4,761)	$ 66,218	$ 59,637	$ 49,989	$ 148,605	$ 131,301	$ 119,135	$ 717	$ 722	$ 307	$ (90)	$ (80)	$ (333)
Beginning Balance, Shares				10,067,000	9,718,000	9,403,000	501,000	496,000	496,000
Net income attributable to Michael Baker Corporation	2,833	17,304	12,166										2,833	17,304	12,166
Stock options exercised	61	202	50	4	14	6				57	188	44
Stock options exercised, Shares	4,000	14,324	6,162	4,000	14,000	6,000
Options granted	199	219	315							199	219	315
Tax benefit deficiency of stock compensation	(340)	(238)	13							(340)	(238)	13
Restricted stock issued				55	73	83				(55)	(73)	(83)
Restricted stock issued, Shares				55,000	73,000	83,000
Amortization of restricted stock	2,344	1,905	1,018							2,344	1,905	1,018
Employee Stock Purchase Plan	1,137	1,168		46	54					1,091	1,114
Employee Stock Purchase Plan, Shares				46,000	54,000
Stock appreciation rights		87	505		4						83	505
Stock appreciation rights, Shares					4,000
Stock issued for acquisition		3,587	8,062		204	226					3,383	7,836
Stock issued for acquisition, Shares					204,000	226,000
Treasury stock purchases	(285)	(127)					(285)	(127)
Treasury stock purchases, Shares							12,000	5,000
Cash dividends ($0.14 per share)	(1,351)												(1,351)
Noncontrolling interests
Income	822	934	768													822	934	768
Profit distribution	(987)	(939)	(353)													(987)	(939)	(353)
Other comprehensive (loss)/income, net of tax:
Unrealized gain/(loss) on investments	47	(30)	(17)																47	(30)	(17)
Foreign currency translation adjustments	43	20	270																43	20	270
Ending Balance	$ 225,152	$ 220,629	$ 196,537	$ 10,172	$ 10,067	$ 9,718	$ (5,173)	$ (4,888)	$ (4,761)	$ 69,514	$ 66,218	$ 59,637	$ 150,087	$ 148,605	$ 131,301	$ 552	$ 717	$ 722		$ (90)	$ (80)
Ending Balance, Shares				(10,172,000)	10,067,000	9,718,000	(513,000)	501,000	496,000

Consolidated Statements of Shareholders' Investment (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2012
Cash dividends per share	$ 0.14
Retained earnings
Cash dividends per share	$ 0.14

Nature of Business	12 Months Ended
Dec. 31, 2012
Nature of Business [Abstract]
NATURE OF BUSINESS
1.	NATURE OF BUSINESS

Michael Baker Corporation (the “Company”) was founded in 1940 and organized as a Pennsylvania corporation in 1946. Currently, through its operating subsidiaries, the Company provides engineering expertise for public and private sector clients worldwide. The Company’s Transportation and Federal business segments provide a variety of services to the Company’s markets. The Transportation segment provides services for Surface Transportation, Aviation and Rail & Transit markets and the Federal segment provides services for Defense, Environmental, Architecture, Geospatial Information Technology, Homeland Security, Municipal & Civil, Oil & Gas, Telecom & Utilities, Water and Urban Development markets. Among the services the Company provides to clients in these markets are program management, design-build (for which the Company provides only the design portion of services), construction management, consulting, planning, surveying, mapping, geographic information systems, architectural and interior design, construction inspection, constructability reviews, site assessment and restoration, strategic regulatory analysis and regulatory compliance.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, jointly-owned subsidiaries over which it exercises control and variable interest entities for which it has been determined to be the primary beneficiary. Noncontrolling interest amounts relating to the Company’s less-than-wholly-owned consolidated subsidiaries are included within the “Income attributable to noncontrolling interests” caption in its Consolidated Statements of Comprehensive Income and within the “Noncontrolling interests” caption in its Consolidated Balance Sheets. Investments in unconsolidated affiliates, including joint ventures, over which the Company exercises significant influence, are accounted for under the equity method. The Company may render services to certain of its joint ventures. The Company records revenue in the period in which such services are provided. Investments in unconsolidated affiliates in which the Company owns less than 20% are accounted for under the cost method. All intercompany balances and transactions have been eliminated in consolidation.

Revenue Recognition and Accounting for Contracts

The Company earns revenue by providing services, typically through Cost-Plus, Fixed-Price, and Time-and-Materials contracts. In providing these services, the Company typically incurs direct labor costs, subcontractor costs and certain other direct costs (“ODCs”) which include “out-of-pocket” expenses.

Revenue is recognized under the percentage-of-completion method of accounting. Revenues for the current period are determined by multiplying the estimated margin at completion for each contract by the project’s percentage of completion to date, adding labor costs, subcontractor costs and ODCs incurred to date, and subtracting revenues recognized in prior periods. In applying the percentage-of-completion method to these contracts, the Company measures the extent of progress toward completion as the ratio of labor costs incurred to date over total estimated labor costs at completion. As work is performed under contracts, estimates of the costs to complete are regularly reviewed and updated. As changes in estimates of total costs at completion on projects are identified, appropriate earnings adjustments are recorded using the cumulative catch-up method. Provisions for estimated losses on uncompleted contracts are recorded during the period in which such losses become evident. Profit incentives and/or award fees are recorded as revenues when the amounts are both earned and reasonably estimable.

Change orders are modifications of an original contract that effectively change the provisions of the contract without adding new provisions. Either the Company or its customer may initiate change orders, which may include changes in specifications or design, manner of performance, facilities, equipment, materials, sites and/or the period of completion of the work.

In certain circumstances, the Company may agree to provide new or additional services to a client without a fully executed contract or change order. In these instances, although the costs of providing these services are expensed as incurred, the recognition of related contract revenues is delayed until the contracts and/or change orders have been fully executed by the clients, other suitable written project approvals are received from the clients, or until management determines that revenue recognition is appropriate based on the probability of client acceptance. The probability of client acceptance is assessed based on such factors as the Company’s historical relationship with the client, the nature and scope of the services to be provided, and management’s ability to accurately estimate the realizable value of the services to be provided. Under this policy, the Company had not recognized potential future revenues estimated at $8.0 million and $4.3 million as of December 31, 2012 and 2011, respectively, for which the related costs had already been expensed as of these dates.

Claims are amounts in excess of agreed contract price that the Company seeks to collect from its clients or others for customer-caused delays, errors in specifications and designs, contract terminations, change orders that are either in dispute or are unapproved as to both scope and price, or other causes of unanticipated additional contract costs. Revenues related to claims are recorded only when the amounts have been agreed with the client.

The majority of the Company’s contracts have stated or not-to-exceed contract values and fall under the following types:

•

Cost-Plus.    Tasks under these contracts can have various cost-plus features. Under cost-plus fixed fee contracts, clients are billed for the Company’s costs, including both direct and indirect costs, plus a fixed negotiated fee. Under cost-plus fixed rate contracts, clients are billed for the Company’s costs plus negotiated fees or rates based on its indirect costs. Some cost-plus contracts provide for award fees or penalties based on performance criteria in lieu of a fixed fee or fixed rate. Contracts may also include performance-based award fees or incentive fees.

•	Fixed-Price. Under fixed-price contracts, the Company’s clients are billed at defined milestones for an agreed amount negotiated in advance for a specified scope of work.

•

Time-and-Materials.    Under the Company’s time-and-materials contracts, the Company negotiates hourly billing rates and charges based on the actual time that is expended, in addition to other direct costs incurred in connection with the contract.

Under certain cost-type contracts with governmental agencies, the Company is not contractually permitted to earn a margin on subcontractor costs and ODCs. The majority of all other contracts are also structured such that margin is earned on direct labor costs, but not on subcontractor costs and ODCs.

The Company assesses the terms of its contracts and determines whether it will report its revenues and related costs on a gross or net basis. For at-risk relationships where the Company acts as the principal to the transaction, the revenue and the costs of materials, services, payroll, benefits, and other costs are recognized at gross amounts. For agency relationships, where the Company acts as an agent for its clients, only the fee revenue is recognized, meaning that direct project costs and the related reimbursement from the client are netted. Revenues from agency contracts and collaborative arrangements were not material for all periods presented.

The Company’s policy for the income statement presentation of any tax assessed by a governmental authority that is directly imposed on a revenue-producing transaction between the Company and one of its customers is to present such taxes on a net basis in its consolidated financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements, and also affect the amounts of revenues and expenses reported for each period. Actual results could differ from those which result from using such estimates. The use of estimates is an integral part of determining cost estimates to complete under the percentage-of-completion method of accounting for contracts. Management also utilizes various other estimates, including but not limited to recording profit incentives and/or award fee revenues under its contracts, assessing intangible asset values, assessment of its exposure to insurance claims that fall within policy deductibles, determination of its liabilities for incurred-but-not-reported insurance claims, incentive compensation and income tax expense, and to assess its litigation, other legal claims and contingencies. The results of any changes in accounting estimates are reflected in the consolidated financial statements of the period in which the changes become evident.

Income Taxes

The Company records its annual current tax provision based upon our book income plus or minus any permanent and temporary differences multiplied by the statutory rate in the appropriate jurisdictions where it operates. The calculation of the company’s annual tax provision may require interpreting tax laws and regulations and could result in the use of judgments or estimates which could cause its recorded tax liability to differ from the actual amount due.

The Company recognizes current tax assets and liabilities for estimated taxes refundable or payable on tax returns for the current year. The Company also recognizes deferred tax assets or liabilities for the estimated future tax effects attributable to temporary differences, net operating losses and various other credits and carryforwards. The Company’s current and deferred tax assets and liabilities are measured based on provisions in enacted tax laws in each jurisdiction where it operates. The Company does not consider the effects of future changes in tax laws or rates in the current period. The Company analyzes its deferred tax assets and places a valuation allowance on those assets if it does not expect the realization of these assets to be more likely than not.

Tax benefits related to uncertain tax positions taken or expected to be taken on a tax return are recorded when such benefits meet a more likely than not threshold. Otherwise, these tax benefits are recorded when a tax position has been effectively settled, which means that the statute of limitations has expired or the appropriate taxing authority has completed their examination even though the statute of limitations remains open. Penalties, if any, estimated for underpaid income taxes are included in selling, general and administrative expenses in the Company’s Consolidated Statements of Comprehensive Income. Interest associated with underpaid income taxes and related adjustments are included in the “Interest expense” caption in the Company’s Consolidated Statements of Comprehensive Income.

Discontinued Operations

On September 30, 2009, the Company divested substantially all of its subsidiaries that pertained to its former Energy segment (the “Energy sale”). Additionally, the Company sold its interest in B.E.S. Energy Resources Company, Ltd. (“B.E.S.”), an Energy company, on December 18, 2009 to J.S. Technical Services Co., Ltd., which is owned by the Company’s former minority partner in B.E.S. As a result of the dispositions, the results of the Company’s former Energy segment (“Baker Energy”) have been reclassified as discontinued operations for all periods presented in the Consolidated Statements of Comprehensive Income and Consolidated Statements of Cash Flows. Corporate overhead costs were not allocated to the Energy business for the discontinued operations presentation. The income/(loss) from discontinued operations related to adjustments of foreign tax accruals due to statute of limitation expirations and adjustments resulting from changes in the underlying estimates of the ultimate cost for insurance claims related to the period during which the Company owned the business related to Baker Energy.

Fair Value of Financial Instruments

The fair value of financial instruments classified as cash and cash equivalents, receivables, unbilled revenues, accounts payable and other liabilities approximates carrying value due to the short-term nature or the relative liquidity of the instruments. Available-for-sale securities are stated at publicly-traded market closing values as of the balance sheet date. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price).

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand or deposit or other similar highly liquid investments with remaining maturities of three months or less at the time of purchase. As of December 31, 2012 and 2011, the majority of the Company’s funds were held in major financial institutions with a portion of those amounts held in money market funds comprised primarily of short-term, high-quality fixed-income securities.

Available-for-Sale Securities

Available-for-sale securities are primarily comprised of highly rated Corporate, U.S. Treasury, and U.S. federally-sponsored Agency Bonds. The Company held $12.3 million available-for-sale securities as of December 31, 2011. The available-for-sale securities were recorded at fair value, which approximated the amortized cost as of December 31, 2011. Interest related to available-for-sale securities is included in “Interest income” in the Company’s Consolidated Statements of Comprehensive Income. Realized gains and losses on investments are a component of the “Other, net” balance in the Consolidated Statements of Comprehensive Income. Net unrealized gains/(losses) on investments are a component of the “Other comprehensive income/(loss)” balance in the Consolidated Statements of Comprehensive Income.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables and related unbilled revenues. The Company’s cash and cash equivalents are deposited in various high-credit-quality financial institutions. The majority of such deposits are not covered by or are in excess of the Federal Deposit Insurance Corporation limits.

Accounts Receivable and Unbilled Revenues/Billings in Excess of Revenues on Contracts in Progress

A portion of the trade receivable balances totaling $7.6 million and $6.0 million as of December 31, 2012 and 2011, respectively, relates to retainage provisions under long-term contracts which will be due upon completion of the contracts. Based on management’s estimates, $6.1 million and $4.2 million of these retention balances as of December 31, 2012 and 2011, respectively, were expected to be collected within one year of the balance sheet dates, and were therefore included in the “Receivables, net” balances. The remaining retention balances are reflected as “Other long-term assets” in the Company’s Consolidated Balance Sheets.

The Company reduces its accounts receivable by estimating an allowance for amounts that are expected to become uncollectible in the future. Management determines the estimated allowance for doubtful accounts based on its evaluation of collection efforts, the financial condition of the Company’s clients, which may be dependent on the type of client and current economic conditions to which the client may be subject, and other considerations. Although the Company has a diversified client base, a substantial portion of the Company’s receivables and unbilled revenues on contracts in progress reflected in its Consolidated Balance Sheets are due from U.S. federal and state governments. Contracts and subcontracts with the U.S. federal and state governments usually contain standard provisions for permitting the government to modify, curtail or terminate the contract for convenience of the government due to budgetary constraints or if program requirements change. Upon such a termination, the Company is generally entitled to recover costs incurred, settlement expenses and profit on work completed prior to termination, which significantly reduces the Company’s credit risk with these types of clients.

Unbilled revenues on contracts in progress in the accompanying Consolidated Balance Sheets represent unbilled amounts earned and reimbursable under contracts in progress. These amounts become billable according to the contract terms, which consider the passage of time, achievement of certain milestones or completion of the project. The majority of contracts contain provisions that permit these unbilled amounts to be invoiced in the month after the related costs are incurred. Generally, unbilled amounts will be billed and collected within one year.

Billings in excess of revenues on contracts in progress in the accompanying Consolidated Balance Sheets represent accumulated billings to clients in excess of the related revenue recognized to date. The Company anticipates that the majority of such amounts will be earned as revenue within one year.

Business Combinations

The Company accounts for business combinations under the acquisition method of accounting. The cost of an acquired company is assigned to the tangible and intangible assets purchased and the liabilities assumed on the basis of their fair values at the date of acquisition. The determination of fair values of assets and liabilities acquired requires the Company to make estimates and use valuation techniques when market values are not readily available. Any excess of purchase price over the fair value of net tangible and intangible assets acquired is allocated to goodwill. The transaction costs associated with business combinations are expensed as they are incurred.

Goodwill and Intangible Assets

The Company may record goodwill and other intangible assets in connection with business combinations. Goodwill, which represents the excess of acquisition cost over the fair value of the net tangible and intangible assets of acquired companies, is not amortized. Goodwill typically represents the value paid for the assembled workforce and enhancement of the Company’s service offerings. The Company’s goodwill balance is evaluated for potential impairment during the second quarter of each year or between annual tests if a trigger event occurs. The evaluation of impairment involves comparing the current fair value of the business to the recorded value, including goodwill. To determine the fair value of the business, the Company primarily utilizes both the “Income Approach,” which is based on estimates of future net cash flows and the “Market Approach,” which observes transactional evidence involving similar businesses. Intangible assets are stated at fair value as of the date acquired in a business combination. Finite-lived intangible assets are amortized on a basis approximating the economic value derived from those assets.

Property, Plant and Equipment

All additions, including improvements to existing facilities, are recorded at cost. Maintenance and repairs are charged to expense as incurred. Depreciation on property, plant and equipment is principally recorded using the straight-line method over the estimated useful lives of the assets. The estimated useful lives typically are 30 years on buildings, 3 to 10 years on furniture, fixtures and office equipment and 3 years on field equipment, vehicles and computer hardware and software. Assets held under capital leases and leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the asset. Upon the disposal of property, the asset and related accumulated depreciation accounts are relieved of the amounts recorded therein for such items, and any resulting gain or loss is reflected in the Company’s Consolidated Statements of Comprehensive Income in the year of disposition.

The Company capitalizes certain costs incurred in connection with developing or obtaining internal use software. During the software application development stage, capitalized costs primarily include the cost of the software and external consulting costs. Similar costs related to software upgrades and enhancements are capitalized if they result in added functionality which enables the software to perform tasks it was previously incapable of performing. These capitalized software costs are included in “Property, Plant and Equipment, net” in the Company’s Consolidated Balance Sheets. Software maintenance, data conversion and training costs are expensed in the period in which they are incurred.

Accrued Insurance

The Company self-insures certain risks, including certain employee health benefits, professional liability and automobile liability. The accrual for self-insured liabilities includes estimates of the costs of reported and unreported claims and is based on estimates of loss using assumptions made by management, including the consideration of actuarial projections. These estimates of loss are derived from computations which combine loss history and actuarial methods in the determination of the liability. Actual losses may vary from the amounts estimated via actuarial or management’s projections. Any increases or decreases in loss amounts estimated are recognized in the period in which the estimate is revised or when the actual loss is determined.

Leases

The Company enters into office lease agreements that typically contain tenant improvement allowances and rent holidays. In instances where one or more of these items are included in a lease agreement, the Company records allowances as a deferred rent liability in its Consolidated Balance Sheets. These amounts are amortized on a straight-line basis over the term of the lease as a reduction to rent expense. Lease agreements sometimes contain rent escalation clauses, which are recognized on a straight-line basis over the life of the lease. For leases with renewal options, the Company records rent expense and amortizes the leasehold improvements on a straight-line basis over the shorter of the useful life or original lease term, exclusive of the renewal period, unless the renewal period is reasonably assured. When a renewal occurs, the Company records rent expense over the new term. The Company expenses any rent costs incurred during the period of time it performs construction activities on newly leased property.

The Company enters into lease agreements for computer hardware and software, office equipment and vehicles. Before entering into a lease, an analysis is performed to determine whether a lease should be classified as a capital or an operating lease.

Impairment of Long-lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Assets which are held and used in operations are considered impaired if the carrying value of the asset exceeds the undiscounted future cash flows from the asset. If impaired, an appropriate charge is recorded to adjust the carrying value of the long-lived asset to its estimated fair value. The Company generally measures fair value by considering sale prices for similar assets or by discounting estimated future cash flows from the asset using an appropriate discount rate.

Accounting for Stock-Based Compensation

The Company grants stock options to non-employee directors, issues restricted stock to both non-employee directors and employees, and issued stock appreciation rights (“SARs”) to the former Chief Executive Officer at the fair market value of the Company’s stock on the date of the grant. Proceeds from the exercise of common stock options are credited to shareholders’ investment at the date the options are exercised.

All stock-based compensation is measured at the grant-date fair value of the award and is recognized as an expense in the Company’s Consolidated Statements of Comprehensive Income. These costs are recognized as a component of the Company’s selling, general and administrative (“SG&A”) expenses, as these costs relate to stock-based compensation primarily issued to non-employee directors and executive management of the Company.

Reclassifications

Certain reclassifications have been made to prior years’ Consolidated Financial Statements in order to conform to the current year presentation.

Recent accounting pronouncements

In September 2011, the Financial Accounting Standards Board (“FASB”) issued changes to Accounting Standards Codification (“ASC”) Topic 350, Intangibles — Goodwill and Others, to simplify how entities, both public and non public, test goodwill for impairment. The change provides an entity with an option to first assess qualitative factors to determine whether it is more likely or not that the fair value of a reporting unit is less than the carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The amended guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company adopted this standard on January 1, 2012, and it did not have a material impact on its consolidated financial statements.

In June 2011, the FASB issued changes to ASC Topic 220, Presentation of Comprehensive Income, to require companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements. The change eliminates the option to present components of other comprehensive income as part of the statement of shareholders’ investment. The items that must be reported in other comprehensive income and when an item of other comprehensive income must be reclassified to net income were not changed. The amended guidance must be applied retroactively, and is effective for interim and annual periods beginning after December 15, 2011, with earlier adoption permitted. The Company adopted this standard on January 1, 2012, and it had no impact on its consolidated financial statements, as the Company already presented one of the options that is acceptable under ASC Topic 220.

In May 2011, the FASB issued changes to ASC Topic 820, Fair Value Measurement to conform existing guidance regarding fair value measurement and disclosure between accounting principles generally accepted in the U.S. and International Financial Reporting Standards. These changes clarify the application of existing fair value measurements and disclosures, and change certain principles or requirements for fair value measurements and disclosures. The adoption of changes to ASC Topic 820 is effective for interim and annual periods beginning after December 15, 2011. The Company adopted this standard on January 1, 2012, and it did not have a material impact on its consolidated financial statements.

Business Combinations	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
BUSINESS COMBINATIONS
3.	BUSINESS COMBINATIONS

RBF Consulting

On October 3, 2011, the Company entered into a Stock Purchase Agreement to acquire 100% of the outstanding shares of RBF Consulting (“RBF”) for $49.3 million, and subsequently paid a net working capital adjustment totaling $5.0 million. In addition, immediately prior to closing the Company received $1.2 million from RBF to fund professional liability tail insurance premiums and for bonus payments that were due in December 2011 that the Company disbursed on RBF’s behalf. The Company paid a net amount of approximately $49.5 million from existing cash and cash equivalents, and issued 203,218 shares of the Company’s common stock. The fair market value of the stock on the Acquisition date approximated $3.6 million based on the closing price of $17.65 per share on October 3, 2011. Of the total purchase price, the entire $3.6 million balance of the Michael Baker Corporation common shares and $1.7 million in cash was placed in escrow at closing in order to secure potential indemnification obligations of former owners of RBF to the Company for a period of 36 months subsequent to the closing. Approximately $0.9 million of transaction costs related to this acquisition are included in the results of operations as SG&A expenses for the year ended December 31, 2011.

Founded in 1944, RBF is an engineering, planning, surveying and environmental firm based in Irvine, California with revenues of approximately $103.0 million for the year ended December 31, 2010. The RBF acquisition added offices located in California, Nevada and Arizona. RBF provides comprehensive planning, design and construction management and inspection services for its clients including public and governmental agencies, the development community, private enterprise and non-profit agencies. The acquisition was consummated because it contributes to the Company’s long-term strategic plan by enabling the Company to expand geographically into the western United States and, through RBF’s water resource experience and expertise, provides a platform for the Company to build a national water and wastewater practice.

Goodwill primarily represented the value paid for RBF’s assembled workforce, the enhancement of the company’s service offerings and geographic expansion into the western United States markets. Goodwill has been allocated to the Federal and Transportation segments based upon the derivation of revenues from RBF’s services and whether those services align with the service offerings of those segments. This analysis resulted in an allocation of approximately 75% and 25% of the acquired goodwill to the Federal and Transportation segments, respectively.

The following table summarizes the final allocation of the fair value of the purchase price for the acquisition as of October 3, 2011:

(In thousands)	Fair Value
Cash	$325
Receivables	26,850
Unbilled revenues on contracts in progress	14,109
Prepaid expenses and other	5,124
Property, Plant and Equipment	6,623
Goodwill	26,410
Other intangible assets	15,667
Accounts payable	(2,931)
Billings in excess of revenues on contracts in progress	(6,444)
Income tax payable	(7,945)
Other accrued expenses	(7,294)
Deferred income tax liability	(17,379)

Total	$53,115

The following table summarizes the final estimates of fair values and weighted average amortizable lives of the identifiable intangible assets acquired with RBF on October 3, 2011:

(In thousands)	Fair Value	Weighted Average Amortizable Life
Project backlog	$5,820	1.1
Project pipeline and customer relationships	8,130	3.4
Non-compete agreements	1,067	1.3
Trademark / trade name	650	1.4

Total intangible assets	$15,667	2.3

Project backlog, project pipeline and customer relationships represent the underlying relationships and agreements with RBF’s existing customers. Non-compete agreements represent the amount of lost business that could occur if the sellers, in the absence of non-compete agreements, were to compete with the Company. The trade name represents the value of the “RBF” brand. These intangible assets will be amortized on a basis approximating the economic value derived from those assets. Based upon the structure of the transaction, the Company has concluded that any intangible assets or goodwill that resulted from this transaction will not be deductible for tax purposes.

The results of operations for RBF are included in the Company’s Consolidated Statements of Comprehensive Income for the year ended December 31, 2012 and the period October 1, 2011 through December 31, 2011, with RBF contributing revenues of $96.1 million and $25.3 million, respectively, and a net loss of $4.1 million and $0.4 million, respectively (including $5.9 million and $1.2 million, respectively, in acquisition related amortization of intangible assets).

The unaudited pro-forma financial information summarized in the following table gives effect to the RBF acquisition and assumes that it occurred on January 1 st of each period presented:

	For the year ended December 31,
(In thousands, except per share data)	2011	2010
Continuing operations (Unaudited)
Revenues	$617,399	$601,940
Net Income	14,084	12,592
Diluted earnings per share	$1.48	$1.35

The pro-forma financial information does not include any costs related to the acquisition. In addition, the pro-forma financial information does not assume any impacts from revenue, cost or other operating synergies that are expected as a result of the acquisition. Pro-forma adjustments have been made to reflect amortization of the identifiable intangible assets for the related periods. Identifiable intangible assets are being amortized on a basis approximating the economic value derived from those assets. The unaudited pro-forma financial information is not necessarily indicative of what the Company’s results would have been had the acquisition been consummated on such dates or project results of operations for any future period.

The LPA Group Incorporated

On May 3, 2010, the Company entered into a stock purchase agreement to acquire 100% of the outstanding shares of The LPA Group Incorporated and substantially all of its subsidiaries and affiliates (“LPA”), for $59.5 million, subject to a net working capital adjustment. The Company paid approximately $51.4 million from existing cash and cash equivalents and issued 226,447 shares of the Company’s common stock. The fair market value of the stock on the acquisition date approximated $8.1 million based on the closing price of $35.60 per share on May 3, 2010. The net working capital adjustment was subsequently settled in June 2010 resulting in approximately $1.1 million in additional funds paid to the former shareholders of LPA. Approximately $1.8 million of costs related to this acquisition are included in the results of operations as SG&A expenses for the year ended December 31, 2010.

LPA is an engineering, architectural and planning firm specializing primarily in the planning and design of airports, highways, bridges and other transportation infrastructure primarily in the southeastern U.S. with revenues of approximately $92.0 million for the year ended December 31, 2009. The majority of its clients are state and local governments as well as construction companies that serve those markets. Founded in 1981, LPA has a national reputation in the transportation consulting industry. The acquisition was consummated because it contributes to the Company’s long-term strategic plan by enabling the Company to expand geographically into the southeastern United States. Additionally, this transaction strengthens the Company’s expertise in aviation, design-build and construction management services in state and local transportation markets.

Goodwill primarily represented the value paid for LPA’s assembled workforce, the enhancement of the company’s service offerings and geographic expansion into the Southeastern U.S. markets. The following table summarizes the final allocation of the fair value of the purchase price for the acquisition as of May 3, 2010:

(In thousands)	Fair Value
Receivables	$12,046
Unbilled revenues on contracts in progress	12,105
Prepaid expenses and other	2,348
Property, Plant and Equipment	3,359
Goodwill	43,815
Other intangible assets	19,260
Accounts payable	(7,872)
Billings in excess of revenues on contracts in progress	(5,250)
Other accrued expenses	(8,528)
Deferred income tax liability	(10,840)

Total	$60,443

The following table summarizes the final estimates of the fair values and amortizable lives of the identifiable intangible assets acquired in conjunction with the acquisition of LPA on May 3, 2010:

(In thousands)	Fair Value	Weighted Average Amortizable Life
Project backlog	$9,640	1.9
Project pipeline and customer relationships	6,720	3.6
Non-compete agreements	2,500	1.5
Trademark / trade name	400	1.3

Total intangible assets	$19,260	2.4

Project backlog, project pipeline and customer relationships represent the underlying relationships and agreements with LPA’s existing customers. Non-compete agreements represent the amount of lost business that could occur if the sellers, in the absence of non-compete agreements, were to compete with the Company. The trade name represents the value of the “LPA” brand. The identifiable intangible assets will be amortized on a basis approximating the economic value derived from those assets. Based upon the structure of the transaction, the Company has concluded that any intangible assets or goodwill that resulted from this transaction will not be deductible for tax purposes.

The results of operations for LPA from May 3, 2010 to December 31, 2010 are included in the Company’s Consolidated Statement of Comprehensive Income for the year ended December 31, 2010, with LPA contributing revenues of $58.5 million and a net loss of $0.3 million (including $4.7 million in acquisition related amortization of intangible assets).

The unaudited pro-forma financial information summarized in the following table gives effect to the LPA acquisition and assumes that it occurred on January 1 st of the period presented:

For the year ended December 31,
(In thousands, except per share data)	2010
Continuing operations (Unaudited)
Revenues	$535,202
Net Income	16,569
Diluted earnings per share	$1.79

The pro-forma financial information does not include any costs related to the acquisition. In addition, the pro-forma financial information does not assume any impacts from revenue, cost or other operating synergies that are expected as a result of the acquisition. Pro-forma adjustments have been made to reflect amortization of the identifiable intangible assets for the related periods. Identifiable intangible assets are being amortized on a basis approximating the economic value derived from those assets. The unaudited pro-forma financial information is not necessarily indicative of what the Company’s results would have been had the acquisition been consummated on such dates or project results of operations for any future period.

Business Segment Information	12 Months Ended
Dec. 31, 2012
Business Segment Information [Abstract]
BUSINESS SEGMENT INFORMATION
4.	BUSINESS SEGMENT INFORMATION

The Company’s Transportation and Federal business segments reflect how executive management makes resource decisions and assesses its performance. Each segment operates under a separate management group and produces discrete financial information which is reviewed by management. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies.

The Transportation segment provides services for Surface Transportation, Aviation, and Rail & Transit markets, and the Federal segment provides services for Defense, Environmental, Architecture, Geospatial Information Technology, Homeland Security, Municipal & Civil, Oil & Gas, Telecom & Utilities, Water and Urban Development markets. LPA’s results are reflected in the Company’s Transportation segment. RBF’s results are bifurcated between the Company’s Transportation and Federal segments. Effective January 1, 2012, certain services that were previously managed by the Company’s Transportation segment have been transferred to the Federal segment. Reclassifications have been made to the prior-year business segment results to reflect the current year presentation.

The Company evaluates the performance of its segments primarily based on operating income. The majority of SG&A overhead expenses are allocated between the Transportation and Federal segments based on that segment’s percentage of total direct labor. A portion of Corporate income and expense is not allocated to the segments.

The following tables reflect disclosures for the Company’s business segments:

	For the year ended December 31,
(In millions)	2012	2011	2010
Revenues
Transportation	$313.2	$300.8	$264.4
Federal	280.2	237.6	235.0

Total revenues	593.4	538.4	499.4

Gross profit
Transportation	50.4	50.6	51.2
Federal	43.5	53.3	49.5
Corporate	(1.9)	(1.6)	(1.6)

Total gross profit	92.0	102.3	99.1

Less: SG&A
Transportation	(49.4)	(46.8)	(42.8)
Federal	(38.6)	(31.3)	(33.9)
Corporate	(0.1)	—	(0.1)

Total SG&A	(88.1)	(78.1)	(76.8)

Total operating income
Transportation	1.0	3.8	8.4
Federal	4.9	22.0	15.6
Corporate	(2.0)	(1.6)	(1.7)

Total operating income	$3.9	$24.2	$22.3

	For the year ended December 31,
(In millions)	2012	2011	2010
Depreciation and amortization expense
Transportation	$8.1	$9.9	$6.5
Federal	8.3	3.5	1.8
Corporate	0.8	0.8	1.2

Total	$17.2	$14.2	$9.5

Capital expenditures on an accrual basis
Transportation	$1.2	$1.0	$2.4
Federal	1.9	2.1	2.6
Corporate	0.6	0.1	1.3

Total	$3.7	$3.2	$6.3

Income/(loss) from unconsolidated subsidiaries
Transportation	$2.6	$0.8	$1.4
Federal	—	(0.1)	1.2

Total	$2.6	$0.7	$2.6

	As of December 31,
(In millions)	2012	2011	2010
Segment assets
Transportation	$172.9	$182.2	$165.0
Federal	111.2	134.0	54.4
Corporate	89.3	63.7	101.7

Total	$373.4	$379.9	$321.1

The Company has determined that its equity investment in unconsolidated subsidiaries, interest expense, interest income and intersegment revenues, by segment, are immaterial for further disclosure in these consolidated financial statements. The Company’s enterprise-wide disclosures are as follows:

	For the year ended December 31,
(In millions)	2012	2011	2010
Revenues by geographic origin
Domestic	$580.5	$513.8	$472.1
Foreign(1)	12.9	24.6	27.3

Total	$593.4	$538.4	$499.4

(1)	The Company defines foreign contract revenue as work performed outside the U.S. irrespective of the client’s U.S. or non-U.S. ownership.

Revenues by principal markets
United States government	26%	31%	37%
Various state governmental and quasi-government agencies	58%	53%	48%
Commercial, industrial and private clients	16%	16%	15%

One of the Company’s clients, the Federal Emergency Management Agency (“FEMA”), accounted for approximately 7%, 9%, and 11% of the Company’s revenues in 2012, 2011 and 2010, respectively. Revenues from FEMA are reflected in the Company’s Federal segment’s results. The Company’s long-lived assets are held in the U.S.

Equity Income from Unconsolidated Subsidiaries	12 Months Ended
Dec. 31, 2012
Equity Income from Unconsolidated Subsidiaries [Abstract]
EQUITY INCOME FROM UNCONSOLIDATED SUBSIDIARIES
5.	EQUITY INCOME FROM UNCONSOLIDATED SUBSIDIARIES

The Company’s unconsolidated joint ventures provide engineering, program management, and construction management services. Joint ventures, the combination of two or more partners, are generally formed for a specific project. Management of the joint venture is typically controlled by a joint venture executive committee, usually comprising a representative from each joint venture partner with equal voting rights. The executive committee provides management oversight and assigns work efforts to the joint venture partners.

The majority of the Company’s unconsolidated joint ventures have no employees and minimal operating expenses. For these joint ventures, the Company’s own employees render services that are billed to the joint venture, which are then billed to a third-party customer by the joint venture. These joint ventures function as pass-through entities to bill the third-party customer. The Company includes its share of revenues related to the services performed for these joint ventures and its costs associated with these services in its results of operations. The Company also has unconsolidated joint ventures that have their own employees and operating expenses and to which the Company generally makes a capital contribution. The Company accounts for its investments in unconsolidated joint ventures using the equity method. The Company includes equity income from unconsolidated joint ventures as a component of non-operating income in its Consolidated Statements of Comprehensive Income as this equity income is derived from entities taxed as partnerships.

Equity income from unconsolidated subsidiaries primarily reflects the Company’s ownership of 33.33% of Louisiana TIMED Managers (“LTM”), a joint venture formed in September 2002 between G.E.C. Inc., Parsons Brinckerhoff Quade & Douglas, Inc. and The LPA Group Incorporated, a subsidiary of the Company, to manage a Louisiana Department of Transportation and Development transportation construction contract and the Company’s ownership of 33.33% of the members’ equity of Stanley Baker Hill, LLC (“SBH”), a joint venture formed in February 2004 between Stanley Consultants, Inc., Hill International, Inc., and Michael Baker, Jr. Inc., a subsidiary of the Company. Equity income from LTM was $2.6 million, $0.8 million and $1.4 million for the years ended December 31, 2012, 2011 and 2010, respectively. There was only minimal dissolution activity for SBH for the years ended December 31, 2012 and 2011, while equity income from SBH for the year ended December 31, 2010 was $1.2 million.

The following tables present summarized financial information for the Company’s unconsolidated subsidiary, LTM:

	For the year ended December 31,
(In millions)	2012	2011	2010
Contract revenue earned	$14.2	$12.6	$14.8
Gross profit	7.7	2.3	4.2
Net Income	8.0	2.3	4.2

	As of December 31,
(In millions)	2012	2011
Total assets	$5.9	$9.8
Total liabilities	5.3	9.8

As of December 31, 2012 and 2011, the Company reported no receivables or unbilled revenues on contracts in progress from LTM for work performed by the Company as a subcontractor to LTM. Revenue from LTM pursuant to such subcontract agreement was $0.5 million, $1.6 million and $2.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES
6.	INCOME TAXES

The following table presents the components of the Company’s provision for income taxes:

	For the year ended December 31,
(In thousands)	2012	2011	2010
Provision/(benefit) for income taxes:
Continuing operations	$3,809	$7,142	$9,246
Discontinued operations	(211)	54	(178)

Provision for income taxes	$3,598	$7,196	$9,068

The components of income before income taxes from continuing operations are as follows:

	For the year ended December 31,
(In thousands)	2012	2011	2010
Domestic	$5,911	$24,188	$24,085
Foreign	8	(222)	(161)

Total	$5,919	$23,966	$23,924

The income tax provision for continuing operations consists of the following:

	For the year ended December 31,
(In thousands)	2012	2011	2010
Current income tax provision:
U.S. federal*	$5,426	$9,282	$7,441
Foreign	8	246	42
State	1,402	1,587	1,619

Total current income tax provision	6,836	11,115	9,102

	For the year ended December 31,
(In thousands)	2012	2011	2010
Deferred income tax (benefit)/provision:
U.S. federal*	(3,863)	(3,667)	348
State	836	(306)	(204)

Total deferred income tax (benefit)/provision	(3,027)	(3,973)	144

Total income tax provision	$3,809	$7,142	$9,246

*	Includes U.S. taxes related to foreign income.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	As of December 31,
(In thousands)	2012	2011	2010
Unrecognized tax benefits:
Beginning of the year	$2,570	$2,599	$3,034
Additions based on tax positions related to the current year	264	239	242
Additions for tax positions of acquired entities	—	253	—
Additions for tax positions of prior years	—	—	317
Reductions for tax positions of prior years	(14)	—	(466)
Settlements with taxing authorities	—	(161)	(20)
Lapses of statutes of limitations	(493)	(360)	(508)

End of the year	$2,327	$2,570	$2,599

As of December 31, 2012 and 2011, the Company’s reserve for uncertain tax positions totaled approximately $2.3 million and $2.6 million, respectively, of which the amount of unrecognized tax benefits that, if recognized, would affect the effective income tax rate by $2.1 million and $1.9 million, respectively. The Company recognizes interest and penalties related to uncertain income tax positions in interest expense and selling, general, and administrative expenses, respectively, in its Consolidated Statements of Comprehensive Income. During 2012, 2011 and 2010, the Company recognized immaterial amounts of interest and penalty adjustments relating to uncertain tax positions. The Company had approximately $0.4 million, $0.5 million, and $0.7 million accrued for potential payment of interest and penalties as of December 31, 2012, 2011 and 2010, respectively. The Company expects the reserve for unrecognized tax benefits to decrease by approximately $1.2 million in the next twelve months due to statute expirations and settlements.

The following is a reconciliation of income taxes computed at the federal statutory rate to income tax expense recorded for continuing operations:

	For the year ended December 31,
(In thousands)	2012	2011	2010
Computed income taxes at U.S. federal statutory rate	$2,378	$8,716	$8,642
Income passed through to non-controlling interest holders (1)	(288)	(327)	(269)
Foreign tax credits	(8)	(1,230)	(500)
State income taxes, net of federal income tax benefit	263	933	807
Tax expense on foreign income	—	317	99
Permanent differences	270	358	590
Change in reserves	1,312	(1,438)	168
Other	(118)	(187)	(291)

Total income tax provision	$3,809	$7,142	$9,246

(1)	Includes income that is not taxable to the Company. Such income is directly taxable to the Company’s non-controlling interest partners.

The components of the Company’s deferred income tax assets and liabilities are as:

	As of December 31,
(In thousands)	2012	2011
Deferred income tax assets:
Accruals not currently deductible for tax purposes	$15,474	$15,753
Billings in excess of revenues	8,289	9,482
Tax loss carryforwards	11,424	10,328
Fixed and intangible assets	247	222
All other items	552	645

Gross deferred tax assets	35,986	36,430

Valuation allowance for deferred tax assets	(11,455)	(9,872)

Net deferred tax assets	24,531	26,558

Deferred income tax liabilities:
Unbilled revenues	(30,023)	(29,737)
Change in method of accounting	(5,123)	(7,714)
Fixed and intangible assets	(10,091)	(14,109)
Retention	(3,006)	(2,380)
All other items	(2,239)	(1,600)

Gross deferred tax liabilities	(50,482)	(55,540)

Net deferred tax liabilities	$(25,951)	$(28,982)

There are net current deferred tax assets totaling approximately $0.1 million in the Company’s Consolidated Balance Sheets as of December 31, 2012 and 2011.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities and projected future taxable income in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, the Company believes it is more likely than not that the Company will ultimately realize the benefits of these deductible differences as of December 31, 2012. The Company has provided valuation allowances against gross deferred tax assets related primarily to capital loss carryforwards and certain state net operating loss carryforwards as it has concluded that it is not more likely than not that this benefit will be realized. The amount of the deferred tax assets considered realizable could be reduced in the future if estimates of future taxable income during the carryforward period are reduced.

The Company has gross state net operating loss (“NOL”) carryforwards totaling $37.4 million resulting in net state tax effected NOL’s of $3.3 million, which expire from 2013 to 2032. Net state tax effected valuation allowances totaling $2.3 million have been established for these deferred tax assets.

The Company has deferred tax assets related to capital loss carryforwards that expire between 2014 and 2017. The Company has gross capital loss carryforwards totaling $25.0 million and $24.1 million as of December 31, 2012 and 2011, respectively. Net valuation allowances totaling, $10.0 million and $9.9 million as of December 31, 2012 and 2011, respectively, have been established against those gross capital loss carryforwards.

The Company is subject to federal and state income tax audits for the periods 2009 through 2012. The Internal Revenue Service has completed an audit of the Company’s 2009 consolidated income tax return, which was finalized during the first quarter of 2013 resulting in a cash payment totaling approximately $0.5 million. The Company is also subject to audits in various foreign jurisdictions for tax years ranging from 2007 to the present. Management believes that adequate provisions have been made for income taxes as of December 31, 2012.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
7.	FAIR VALUE MEASUREMENTS

The FASB’s guidance defines fair value as the exit price associated with the sale of an asset or transfer of a liability in an orderly transaction between market participants at the measurement date. Under this guidance, valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. In addition, this guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•

Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3 — Unobservable inputs (i.e. projections, estimates, interpretations, etc.) that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company held Level 1 cash equivalents as investments in money market funds totaling $1.0 million, as of both December 31, 2012 and 2011, and Level 1 available-for-sale securities in highly-rated Corporate, U.S. Treasury and U.S federally-sponsored agency bonds totaling $12.3 million in accounts held by major financial institutions as of December 31, 2011.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
8.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of the following:

	As of December 31,
(In thousands)	2012	2011
Land	$486	$486
Buildings and improvements	4,532	4,844
Furniture, fixtures, and office equipment	20,095	18,588
Equipment and vehicles	540	840
Computer hardware	3,156	3,295
Computer software	23,020	22,390
Leasehold improvements	8,848	8,140

Total, at cost	60,677	58,583
Less — Accumulated depreciation	(43,391)	(37,680)

Net property, plant and equipment	$17,286	$20,903

Depreciation and amortization expense from property, plant and equipment was $7.1 million, $5.9 million and $4.7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
9.	GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill and other intangible assets consist of the following, by segment:

(In thousands)
Other intangible assets, net	Transportation	Federal	Total
Balance, January 1, 2011	$14,532	$37	$14,569
Acquisitions	3,917	12,674	16,591
Less: Amortization	(7,206)	(1,047)	(8,253)

Balance, December 31, 2011	11,243	11,664	22,907
Less: Amortization	(5,475)	(4,667)	(10,142)

Balance, December 31, 2012	$5,768	$6,997	$12,765

(In thousands)
Goodwill	Transportation	Federal	Total
Balance, January 1, 2011	$52,731	$710	$53,441
Acquisitions	6,603	21,554	28,157

Balance, December 31, 2011	59,334	22,264	81,598

Balance, December 31, 2012	$59,334	$22,264	$81,598

The Company’s goodwill balance is not being amortized and goodwill impairment tests are being performed at least annually. The Company performs its annual evaluation of the carrying value of its goodwill during the second quarter. The Company’s financial results are heavily impacted by appropriations of public funds for infrastructure and other government-funded projects. The current budgetary challenges at the U.S. Federal and state levels have impacted project award activity by the Company’s clients, which has, in turn, impacted the Company’s performance in 2012. The Company anticipates that this trend will continue into 2013, and, as such, anticipates a further deterioration in its revenues in 2013. Accordingly, the Company determined that these factors were an indicator that it was necessary to evaluate goodwill as of December 31, 2012. No goodwill impairment charge was required in connection with these evaluations in 2012 and 2011.

The following table summarizes the Company’s other intangible assets balance as of December 31, 2012 and 2011:

(In thousands)	Acquisition Date Fair Value	Accumulated Amortization	Carrying Value
December 31, 2012
Project backlog	$16,459	$(15,764)	$695
Customer contracts and related relationships	15,460	(4,030)	11,430
Non-compete agreements	3,671	(3,233)	438
Trademark/trade name	1,110	(908)	202

Total	$36,700	$(23,935)	$12,765

(In thousands)	Acquisition Date Fair Value	Accumulated Amortization	Carrying Value
December 31, 2011
Project backlog	$16,459	$(8,657)	$7,802
Customer contracts and related relationships	15,460	(2,260)	13,200
Non-compete agreements	3,671	(2,427)	1,244
Trademark/trade name	1,110	(449)	661

Total	$36,700	$(13,793)	$22,907

These identifiable intangible assets with finite lives are being amortized on a basis approximating the economic value derived from these assets and will be fully amortized as disclosed in the following amortization table. Amortization expense recorded on the other intangible assets balance was $10.1 million, $8.3 million and $4.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Estimated future amortization expense for other intangible assets as of December 31, 2012 is as follows:

(In thousands)
Fiscal year 2013	$6,135
Fiscal year 2014	3,936
Fiscal year 2015	1,244
Fiscal year 2016	701
Fiscal year 2017 and beyond	749

Total	$12,765

Commitments & Contingencies	12 Months Ended
Dec. 31, 2012
Commitments & Contingencies [Abstract]
COMMITMENTS & CONTINGENCIES
10.	COMMITMENTS & CONTINGENCIES

Commitments

The Company has certain guarantees and indemnifications outstanding which could result in future payments to third parties. These guarantees generally result from the conduct of the Company’s business in the normal course.

The Company’s outstanding guarantees as of December 31, 2012 were as follows:

(In millions)	Maximum undiscounted future payments
Standby letters of credit*:
Insurance related	$4.9
Other	0.9
Performance and payment bonds*	13.6

*	These instruments require no associated liability on the Company’s Consolidated Balance Sheet.

The Company’s banks issue standby letters of credit (“LOCs”) on the Company’s behalf under the Unsecured Credit Agreement (the “Credit Agreement”) as discussed more fully in the “Long-Term Debt and Borrowing Agreements” note. As of December 31, 2012, the majority of the balance of the Company’s outstanding LOCs were issued to insurance companies to serve as collateral for the Company’s deductibles. These LOCs may be drawn upon in the event that the Company does not reimburse the insurance companies for the Company’s deductibles. These LOCs renew automatically on an annual basis unless either the LOCs are returned to the bank by the beneficiaries or the banks elect not to renew them.

Bonds are provided on the Company’s behalf by certain insurance carriers. The beneficiaries under these performance and payment bonds may request payment from the Company’s insurance carriers in the event that the Company does not perform under the project or if subcontractors are not paid. The Company does not expect any amounts to be paid under its outstanding bonds as of December 31, 2012. In addition, the Company believes that its bonding lines will be sufficient to meet its bid and performance bonding needs for at least the next year.

The Company indemnified the buyer of Baker Energy for certain legacy costs related to its former Energy segment in excess of amounts accrued as of the transaction date. These costs include but are not limited to insurance and taxes. Reflected in the Consolidated Balance Sheets are both liabilities and assets primarily related to Baker Energy’s workers’ compensation insurance through September 30, 2009. As part of the sale of Baker Energy, the buyer agreed to assume the liabilities associated with this insurance, subject to certain indemnifications, as of September 30, 2009. However, corresponding liabilities representing the reserves associated with this insurance are included in the Consolidated Balance Sheets as this insurance was written to the Company, rather than to a Baker Energy entity. As such, the Company is required to maintain reserves for this insurance in its Consolidated Balance Sheets. As the buyer assumed the liabilities associated with this insurance as of the closing balance sheet, the Company has also recorded a corresponding receivable from the buyer representing the amount of the aggregate insurance liabilities as of September 30, 2009 for the Energy Business, less reimbursements made to the Company through December 31, 2012. As of December 31, 2012 and 2011, there were approximately $2.7 million and $3.3 million, respectively, of Baker Energy insurance liabilities primarily related to workers’ compensation recorded in the Company’s Consolidated Balance Sheets, with a corresponding receivable of approximately $1.7 million and $2.5 million as of December 31, 2012 and 2011, respectively.

Contingencies

Legal Proceedings.    The Company has been named as a defendant or co-defendant in certain legal proceedings wherein damages are claimed. Such proceedings are not uncommon to the Company’s business. After consultations with counsel, management believes that it has recognized adequate provisions for probable and reasonably estimable liabilities associated with these proceedings, and that their ultimate resolutions will not have a material impact on its consolidated financial statements.

Defense Contract Audit Agency (“DCAA”) or applicable state agencies.    The Company’s federal and state government contracts are subject to the U.S. Federal Acquisition Regulations (“FAR”). All contracts with federal, state and local public agencies are subject to periodic routine audits, which generally are performed by the DCAA or applicable state or local agencies. These agencies’ audits typically apply to the Company’s overhead rates, cost proposals, incurred government contract costs and internal control systems. During the course of its audits, the auditors may question incurred costs if it believes the Company has accounted for such costs in a manner inconsistent with the requirements of the FAR or the U.S. Cost Accounting Standards, and may recommend that certain costs be disallowed. Historically, the Company has not experienced significant disallowed costs as a result of these audits; however, management cannot provide assurance that future audits will not result in material disallowances of incurred costs. For certain cost-plus type contracts, the Company will invoice based on preliminary overhead rates; such rates are then adjusted to actual overhead rates through the audit process. The Company provides reserves for contracts for which it believes its preliminary overhead rates are in excess of its actual overhead rates. In cases where the actual overhead rates are in excess of its preliminary overhead rates, the Company does not record any amounts associated with this incremental reimbursable amount until realized, as these types of contracts frequently have clauses that cast some doubt upon ultimate realization, such as funding limitations.

Self-Insurance.    Insurance coverage is obtained for catastrophic exposures, as well as those risks required to be insured by law or contract. The Company requires its insurers to meet certain minimum financial ratings at the time the coverages are placed; however, insurance recoveries remain subject to the risk that the insurer will be financially able to pay the claims as they arise. The Company is insured with respect to its workers’ compensation and general liability exposures subject to certain deductibles or self-insured retentions. Loss provisions for these exposures are recorded based upon the Company’s estimates of the total liability for claims incurred. Such estimates utilize certain actuarial assumptions followed in the insurance industry.

The Company is self-insured for its primary layer of professional liability insurance through a wholly-owned captive insurance subsidiary. The secondary layer of the professional liability insurance continues to be provided, consistent with industry practice, under a “claims-made” insurance policy placed with an independent insurance company. Under claims-made policies, coverage must be in effect when a claim is made. This insurance is subject to standard exclusions.

The Company establishes reserves for insurance-related claims that are known and have been asserted against the Company, as well as for insurance-related claims that are believed to have been incurred but have not yet been reported to the Company’s claims administrators as of the respective balance sheet dates. The Company includes any adjustments to such insurance reserves in its consolidated results of operations.

The Company is self-insured with respect to its primary medical benefits program subject to individual retention limits. As part of the medical benefits program, the Company contracts with national service providers to provide benefits to its employees for medical and prescription drug services. The Company reimburses these service providers as claims related to the Company’s employees are paid by the service providers.

Reliance Liquidation.    The Company’s professional liability insurance coverage had been placed on a claims-made basis with Reliance Insurance Group (“Reliance”) for the period July 1, 1994 through June 30, 1999. In 2001, the Pennsylvania Insurance Commissioner placed Reliance into liquidation. Due to the subsequent liquidation of Reliance, the Company is currently uncertain what amounts paid by the Company to settle certain claims totaling in excess of $2.5 million will be recoverable under the insurance policy with Reliance. During the first quarter of 2012, the Company received a $1.1 million distribution from Reliance related to these claims, which is included in “Cost of work performed” in the Consolidated Statements of Comprehensive Income. This distribution was not the final settlement and the Company may recover additional amounts in future periods. The Company continues to pursue a claim in the Reliance liquidation and believes that some additional recovery will result from the liquidation, but the amount of such recovery cannot currently be estimated. The Company had no related receivables recorded from Reliance as of both December 31, 2012 and 2011.

Credit Risk.    As of December 31, 2012, the Company had certain accounts receivable in the accompanying Consolidated Balance Sheet of approximately $1.6 million that were related to a contract with a developer for an international project. Due to the age and amount of receivables outstanding, the Company has been in active discussions with the developer and the governmental entities that the developer is working on behalf of related to the delays in funding. Although the Company intends to continue to have active discussions with the developer and the developer’s client and aggressively pursue collection of this balance, the Company has determined that based on the ongoing delay in payment, an allowance for bad debt is warranted and as such has recorded a specific reserve as of December 31, 2012 for the entire receivable balance of $1.6 million.

Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
LEASES
11.	LEASES

The Company’s non-cancelable leases relate to office space, computer hardware and software, office equipment and vehicles with lease terms ranging from 1 to 12 years. Rent expense under non-cancelable operating leases was $26.0 million, $21.9 million, and $18.7 million for the years ended December 31, 2012, 2011, and 2010, respectively.

Future annual minimum lease payments under non-cancelable operating leases as of December 31, 2012 were as follows:

(In thousands)	Operating lease obligations
For the year ending December 31,
2013	$23,134
2014	20,075
2015	15,833
2016	13,299
2017	8,632
Thereafter	22,306

Total	$103,279

Long-Term Debt and Borrowing Agreements	12 Months Ended
Dec. 31, 2012
Long-Term Debt and Borrowing Agreements [Abstract]
LONG-TERM DEBT AND BORROWING AGREEMENTS
12.	LONG-TERM DEBT AND BORROWING AGREEMENTS

The Company’s Credit Agreement with a consortium of financial institutions provides for a revolving credit facility with an aggregate commitment of $50.0 million and a $50.0 million accordion option through September 30, 2015. The Credit Agreement includes a $5.0 million swing line facility and $20.0 million sub-facility for the issuance of LOCs. As of December 31, 2012 and 2011, there were no borrowings outstanding under the Company’s Credit Agreement and outstanding LOCs were $5.8 million and $8.4 million, respectively.

Under the Credit Agreement, the Company pays bank commitment fees on the unused portion of the commitment, ranging from 0.20% to 0.35% per year based on the Company’s leverage ratio. There were no borrowings during both the years ended December 31, 2012 and 2011.

The Credit Agreement provides pricing options for the Company to borrow at the bank’s prime interest rate or at LIBOR plus an applicable margin determined by the Company’s leverage ratio based on a measure of indebtedness to earnings before interest, taxes, depreciation, and amortization (“EBITDA”). The Credit Agreement also contains usual and customary negative covenants for a credit facility, requires the Company to meet minimum leverage and interest and rent coverage ratio covenants, and places certain limitations on dividend payments. The Agreement also contains usual and customary provisions regarding acceleration. In the event of certain defaults by the Company under the credit facility, the lenders will have no further obligation to extend credit and, in some cases, any amounts owed by the Company under the credit facility will automatically become immediately due and payable.

Earnings Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share [Abstract]
EARNINGS PER COMMON SHARE
13.	EARNINGS PER COMMON SHARE

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:

	For the year ended December 31,
(In thousands)	2012	2011	2010
Net income from continuing operations before noncontrolling interests	$2,932	$17,758	$15,446
Less: Net income attributable to noncontrolling interests	822	934	768

Net income from continuing operations attributable to Michael Baker Corporation	2,110	16,824	14,678
Net income/(loss) from discontinued operations, net of tax	723	480	(2,512)

Net income attributable to Michael Baker Corporation	$2,833	$17,304	$12,166
Basic:
Weighted average shares outstanding	9,407	9,300	8,929
Earnings/(loss) per share:
Continuing operations	$0.22	$1.81	$1.64
Discontinued operations	0.08	0.05	(0.28)

Total	$0.30	$1.86	$1.36
Diluted:
Effect of dilutive securities -
Contingently issuable shares and stock options	218	68	224
Weighted average shares outstanding	9,625	9,368	9,153
Earnings/(loss) per share:
Continuing operations	$0.22	$1.80	$1.60
Discontinued operations	0.07	0.05	(0.27)

Total	$0.29	$1.85	$1.33

Company stock options totaling 72,000 for both years ended December 31, 2012 and 2011 and 48,000 for the year ended December 31, 2010 were excluded from the computations of diluted shares outstanding because the option exercise prices were more than the average market price of the Company’s common shares.

Capital Stock	12 Months Ended
Dec. 31, 2012
Capital Stock [Abstract]
CAPITAL STOCK
14.	CAPITAL STOCK

In November 2012, the Board of Directors authorized a total repurchase of up to $10.0 million of the Company’s Common Stock in the open market; under this authorization no shares have been repurchased to date. Under the Credit Agreement, the Company’s share repurchases cannot exceed $10.0 million during any rolling twelve-month period. As part of previous stock repurchase programs, 538,009 treasury shares had been repurchased and 24,782 shares have been reissued from Treasury, as of December 31, 2012.

The Articles of Incorporation authorize the issuance of 6,000,000 shares of Series B Common Stock, par value $1 per share, which would entitle the holders thereof to ten votes per share on all matters submitted for shareholder votes. As of December 31, 2012 and 2011, there were no shares of such Series B Stock outstanding. The Company has no plans of issuing any Series B Common Stock in the near future. The Articles of Incorporation also authorize the issuance of 300,000 shares of Cumulative Preferred Stock, par value $1 per share. As of December 31, 2012 and 2011, there were no shares of such Preferred Stock outstanding.

During the fourth quarter of 2012, the Board of Directors approved the initiation of a regular quarterly dividend program. The Board declared and paid its first quarterly cash dividend of $0.14 per share in the fourth quarter of 2012, which approximated $1.4 million. In the first quarter of 2013, the Board of Directors authorized an increase of the quarterly dividends to $0.16 per share. The Credit Agreement with the banks places an aggregate limit of $20.0 million on dividend payments for the term of the agreement. While the Company intends to pay regular cash dividends on a quarterly basis for the foreseeable future, the payment of dividends is at the discretion of the Board of Directors and is subject to, among other things, the availability of and needs for the Company’s capital resources, restrictions under the Company’s Credit Agreement and other factors.

Defined Contribution Plan	12 Months Ended
Dec. 31, 2012
Defined Contribution Plan/Multiemployer Pension Plan [Abstract]
DEFINED CONTRIBUTION PLAN
15.	DEFINED CONTRIBUTION PLAN

The Company maintains a defined contribution retirement program through its 401(k) Plan, in which substantially all employees are eligible to participate. The 401(k) Plan offers participants several investment options, including a variety of mutual funds and Company stock. Contributions to the 401(k) Plan are derived from a 401(k) Salary Redirection Program with a Company matching contribution, and a discretionary contribution as determined by the Board of Directors. Under the 401(k) Salary Redirection Program, the Company matches up to 100% of the first 3% and 50% of the next 3% of eligible salary contributed, thereby providing the opportunity for a Company match of as much as 4.5% of eligible salary contributed. The Company’s matching contributions are invested not less than 25% in its Common Stock (purchased through open market transactions), with the remaining 75% being available to invest in mutual funds or its Common Stock, as directed by the participants. The Company’s required cash contributions under this program amounted to $7.6 million, $5.8 million, and $6.0 million in 2012, 2011, and 2010, respectively.

As of December 31, 2012, the market value of all 401(k) Plan investments was $400.9 million, of which 6% represented the market value of the 401(k) Plan’s investment in the Company’s Common Stock. The Company’s 401(k) Plan held 11% and 10% of the shares and voting power of the Company’s outstanding Common Stock as of December 31, 2012 and 2011, respectively. Each participant who has shares of the Company’s Common Stock allocated to their account will have the authority to direct the Trustee with respect to voting and all non-directed shares will be voted in the same proportion as the directed shares.

The employees of RBF remained in the legacy RBF 401(k) plan until August 31, 2012 and were transitioned to the Company’s 401(k) Plan effective September 1, 2012. As of December 31, 2011, the Company had an accrual related to the RBF 401(k) Plan of $0.4 million, which was funded during 2012.

Multiemployer Pension Plans	12 Months Ended
Dec. 31, 2012
Defined Contribution Plan/Multiemployer Pension Plan [Abstract]
MULTIEMPLOYER PENSION PLANS
16.	MULTIEMPLOYER PENSION PLANS

As a result the RBF acquisition on October 3, 2011, the Company has surveyors in Southern California that belong to The International Union of Operating Engineers, Local Union No. 12 (“Local No. 12”) and in Northern California that belong to Operating Engineers Local Union No. 3 (Technical Engineers and General Surveying for Northern California and Northern Nevada) (“Local No. 3”). RBF is also a member of two employer-representative associations, the Southern California Association of Civil Engineers and Land Surveyors and the California & Nevada Civil Engineers and Land Surveyors Association. These associations provide assistance with pay rate and benefits negotiations with respective labor unions. The current labor agreement for Local No. 12 is in effect from October 1, 2010 to October 1, 2013 and for Local No. 3 is in effect from April 1, 2012 to February 28, 2015.

The Company is contributing to two trusteed multiemployer defined benefit pension plans for the union employees under the labor agreements. Contributions are based on the hours worked by employees covered under these agreements and are charged to direct costs of contracts on a current basis. Under the Employee Retirement Income Security Act, a contributor to a multiemployer plan is liable, upon termination or withdrawal from a plan, for its proportionate share of a plan’s unfunded vested liability. As of December 31, 2012 and 2011, the Company’s proportionate share of the estimated unfunded liability for Local No. 12’s multiemployer pension plan was $2.7 million and $2.6 million, respectively, and for Local No. 3’s multiemployer pension plan was $1.1 million and $1.0 million, respectively. The Company’s combined contributions to these multiemployer pension plans for the year ended December 31, 2012 were $0.3 million and for the period from October 1, 2011 through December 31, 2011 were $0.1 million.

Deferred Compensation Plan	12 Months Ended
Dec. 31, 2012
Deferred Compensation Plan [Abstract]
DEFERRED COMPENSATION PLAN
17.	DEFERRED COMPENSATION PLAN

The Company has a nonqualified deferred compensation plan that provides benefits payable to non-employee directors at specified future dates, upon retirement, or death. Under the plan, participants may elect to defer their compensation received for their services as directors. This deferred compensation plan is unfunded; therefore, benefits are paid from the general assets of the Company. Participant cash deferrals earn a return based on the Company’s long-term borrowing rate as of the beginning of the plan year. The total of participant deferrals, which is reflected as “Other long-term liabilities” in the Company’s Consolidated Balance Sheets, was approximately $1.1 million and $1.0 million as of December 31, 2012 and 2011, respectively.

Stock Based Compensation	12 Months Ended
Dec. 31, 2012
Stock Based Compensation [Abstract]
STOCK BASED COMPENSATION
18.	STOCK BASED COMPENSATION

As of December 31, 2012, the Company has two active equity incentive plans under which stock awards can be issued. Under the Michael Baker Corporation Long-Term Incentive Plan approved by the Company’s shareholders in 2010 (the “Long-Term Plan”), the Company is authorized to grant stock options, stock appreciation rights (“SARs”), restricted stock, restricted stock units, performance share units and other stock-based awards for an aggregate of 500,000 shares of Common Stock to employees through April 8, 2020. Under the Long-Term Plan, outstanding restricted stock awards vest in equal annual increments over three years. Under the amended 1996 Non-employee Directors’ Stock Incentive Plan (the “Directors’ Plan”), the Company is authorized to grant options and restricted shares for an aggregate of 400,000 shares of Common Stock to non-employee board members through February 18, 2014. The options under the Directors’ Plan become fully vested on the date of grant and become exercisable six months after the date of grant. The restrictions on the restricted shares under the Directors’ Plan lapse after two years. Under the Directors’ Plan, the exercise price of each option equals the average market price of the Company’s stock on the date of grant. Under the Long-Term Plan and the Directors’ Plan, the restricted shares awarded are based on the closing price of the Company’s stock on the date of the grant. Vested options remain exercisable for a period of ten years from the grant date under the plans. From the date a restricted share award is effective, the awardee will be a shareholder and have all the rights of a shareholder, including the right to vote such shares. Restricted shares may not be sold or assigned during the restriction period commencing on the date of the award.

As of December 31, 2012 and 2011, the restrictions had not lapsed on 22,500 and 24,000 shares, respectively, of the Company’s restricted stock awarded under the Directors’ Plan. As of December 31, 2012 and 2011, the restrictions had not lapsed on 71,514 and 98,208 shares, respectively, of the Company’s restricted stock awarded under the Long-Term Plan. As of both December 31, 2012 and 2011, all outstanding options were fully vested under the Directors’ Plan. There were 116,000 and 104,000 exercisable options as of December 31, 2012 and 2011, respectively, under the Directors’ Plan. Unearned compensation related to restricted stock awards was approximately $1.3 million and $2.4 million as of December 31, 2012 and 2011, respectively.

The following table summarizes all restricted stock issued:

	Restricted shares	Weighted average issuance price per share
Balance at January 1, 2010	24,000	$38.99

Restricted shares granted	82,907	34.94
Restricted shares vested	(12,000)	37.53

Balance at December 31, 2010	94,907	35.63

Restricted shares granted	72,866	27.18
Restricted shares vested	(45,565)	35.24

Balance at December 31, 2011	122,208	30.74

Restricted shares granted	54,882	22.97
Restricted shares vested	(82,667)	30.67
Restricted shares forfeited	(409)	31.48

Balance at December 31, 2012	94,014	$26.26

Under the Long-Term Plan, participants may elect to withhold shares to satisfy their tax obligations related to vesting shares. Shares withheld are reflected as treasury share purchases in the accompanying Consolidated Balance Sheets and Consolidated Statements of Shareholders’ Investment. The Company purchased 6,359 and 3,648 shares aggregating to $155,000 and $86,000, respectively, related to the elections to withhold shares to satisfy the tax obligations for vested shares for the years ended December 31, 2012 and 2011, respectively.

The following table summarizes all stock options outstanding:

	Shares subject to option	Weighted average exercise price per share	Aggregate intrinsic value	Weighted average contractual life remaining in years
Balance at January 1, 2010	104,463	$22.87	$1,935,885	5.3

Options granted	16,000	37.23
Options exercised	(6,162)	8.16

Balance at December 31, 2010	114,301	25.67	971,014	5.3

Options granted	16,000	25.18
Options exercised	(14,324)	14.06
Options forfeited or expired	(11,977)	13.69

Balance at December 31, 2011	104,000	28.57	126,570	6.2

Options granted	16,000	22.95
Options exercised	(4,000)	15.04

Balance at December 31, 2012	116,000	$28.27	$279,150	6.0

The weighted average fair value using the Black-Scholes option pricing model of options granted during 2012, 2011, and 2010 was $12.42, $13.64 and $19.70, respectively. The total intrinsic value of stock options exercised during the years ended December 31, 2012, 2011, and 2010 was $32,000, $109,000 and $196,000, respectively. As of December 31, 2012, 321,388 shares of the Company’s Common Stock were available for future grants under the Long-Term Plan and 47,000 shares of the Company’s Common Stock were available for future grants under the Directors’ Plan.

The following table summarizes information about stock options outstanding as of December 31, 2012:

	Options outstanding			Options exercisable
Range of exercise prices	Number of options	Average life(1)	Weighted average exercise price	Number of options	Weighted average exercise price
$8.55 — $12.625	12,000	0.8	$10.59	12,000	$10.59
$20.16 — $22.95	32,000	6.3	21.59	32,000	21.59
$25.18 — $26.86	24,000	7.0	25.74	24,000	25.74
$37.225 — $40.455	48,000	6.5	38.40	48,000	38.40

Total	116,000	6.0	$28.27	116,000	$28.27

(1)	Average life remaining in years.

The fair value of options on the respective grant dates was estimated using a Black-Scholes option pricing model, based on the following assumptions:

	2012	2011	2010
Weighted average risk-free interest rate	1.2%	2.5%	2.3%
Weighted average expected volatility	49.6%	48.5%	48.3%
Expected option life	8.0 years	7.5 years	7.4 years
Expected dividend yield	0.00%	0.00%	0.00%

The average risk-free interest rate is based on the U.S. Treasury yield with a term to maturity that approximates the option’s expected life as of the grant date. Expected volatility is determined using historical volatilities of the underlying market value of the Company’s stock obtained from public data sources. The expected life of the stock options is determined using historical data.

In June 2011, 40,000 SARs issued in connection with the Company’s former Chief Executive Officer’s employment agreement were vested and redeemed for 3,957 shares of the Company’s common stock made available under the Long-Term Plan. The fair value of the SARs was estimated using a Black-Scholes option pricing model.

In April 2010, the Company’s Board of Directors adopted the Michael Baker Corporation Employee Stock Purchase Plan (the “ESPP”). The first day of each quarter is an offering date and the last day of each quarter is a purchase date. The first purchase period began on January 1, 2011. Employees are able to purchase shares of Common Stock under the ESPP at 90% of the fair market value of the Common Stock on the purchase date. The Company issued 45,993 and 54,073 shares under the ESPP during the years ended December 31, 2012 and 2011, respectively. The maximum number of shares of Common Stock which may be issued pursuant to the ESPP is 750,000 shares. As of December 31, 2012, 649,934 shares were available for future purchases under the ESPP.

The Company recognized total stock based compensation expense under the caption “Selling, general and administrative expenses” in the Consolidated Statements of Comprehensive Income related to its restricted stock, options, ESPP and SARs of $2.6 million, $2.3 million and $1.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Restructuring and Other Charges	12 Months Ended
Dec. 31, 2012
Restructuring and Other Charges [Abstract]
RESTRUCTURING AND OTHER CHARGES
19.	RESTRUCTURING AND OTHER CHARGES

Due to the Company’s financial performance during 2012, the Company adopted a performance improvement plan with the objective of reducing its cost structure. For the years ended December 31, 2012 and 2011, the Company recognized restructuring and other charges under the caption “SG&A expenses” in the Consolidated Statements of Comprehensive Income totaling approximately $2.3 million and $2.2 million, respectively, which includes severance payments to over 70 employees in 2012 and severance payments and related benefits provided to over 100 employees in 2011. The 2012 restructuring costs included $0.4 million in severance related costs for its former CEO and $0.5 million in non-cash charges related to the accelerated vesting of his restricted stock. The 2012 restructuring and other charges amount was allocated to the Federal and Transportation reporting segments based on direct labor and totaled $1.1 million and $1.2 million, respectively.

The following represents a reconciliation of the restructuring charges that are accrued under the caption “Other accrued expenses” in the Consolidated Balance Sheet as of December 31, 2012:

(In thousands)
Balance, December 31, 2011	$—

Restructuring costs	2,275
Less: Payments & non-cash charges	(875)

Balance, December 31, 2012	$1,400

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

Effective April 25, 2001, the Company entered into a consulting agreement with Richard L. Shaw when he retired from his position as Chief Executive Officer. Through subsequent amendments, this agreement has been extended through April 26, 2013. The consulting agreement provides an annual compensation amount for consulting services in addition to the Company covering the costs of health insurance and maintaining life insurance for the executive. The consulting agreement provides for consulting fees of $106,000 per year which are included in the Company’s Consolidated Statements of Comprehensive Income. The consulting agreement also provides for a supplemental retirement benefit of $5,000 per month as well as the continuation of the life and health insurance benefits commencing at the expiration of the consulting term. The total liability for Richard L. Shaw’s post-retirement benefits was $0.8 million and $0.2 million as of December 31, 2012 and 2011, respectively.

Supplemental Disclosures of Cash Flow Data	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures of Cash Flow Data [Abstract]
SUPPLEMENTAL DISCLOSURES OF CASH FLOW DATA
21.	SUPPLEMENTAL DISCLOSURES OF CASH FLOW DATA

The following table is provided as a supplement to the Company’s indirect-method statement of cash flows:

	For the year ended December 31,
(In thousands)	2012	2011	2010
Common stock issued in the RBF acquisition, 203,218 shares	$—	$3,587	$—
Common stock (reclaimed)/issued in the LPA acquisition, 5,661, 2,022 and 226,447 shares, respectively	(130)	(40)	8,062
Income taxes paid	5,622	22,648	14,328
Income tax refunds	(933)	(1,677)	(87)
Interest paid	26	23	23

Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
22.	QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following is a summary of the unaudited quarterly results of operations for the two years ended December 31, 2012 and 2011:

(In thousands, except per share information)	2012 — Three months ended
	April 1	July 1	Sept. 30	Dec. 31(1)
Revenues	$151,659	$155,297	$145,237	$141,204
Gross profit	23,817	25,508	22,774	19,867
Income/(loss) before income taxes and noncontrolling interests	1,736	4,566	1,617	(1,178)
Net income/(loss) attributable to Michael Baker Corporation
Continuing operations	959	2,684	659	(2,192)
Discontinued operations	737	(236)	322	(100)

Total	1,696	2,448	981	(2,292)
Diluted earnings/(loss) per common share
Continuing operations	0.10	0.28	0.07	(0.23)
Discontinued operations	0.08	(0.03)	0.03	(0.01)

Total	$0.18	$0.25	$0.10	$(0.24)

(1)

These results included restructuring charges of $2.3 million, a $1.6 million charge for a specific reserve on a receivable for an international Transportation project and a $0.6 million charge for post-retirement benefits.

	2011 — Three months ended
	Mar. 31	June 30	Sept. 30	Dec. 31
Revenues	$121,033	$130,061	$131,139	$156,191
Gross profit	21,129	27,396	27,117	26,612
Income before income taxes and noncontrolling interests	1,532	8,015	9,673	5,680
Net income/(loss) attributable to Michael Baker Corporation
Continuing operations	748	4,954	7,117	4,005
Discontinued operations	84	(100)	116	380

Total	832	4,854	7,233	4,385
Diluted earnings/(loss) per common share
Continuing operations	0.08	0.53	0.76	0.43
Discontinued operations	0.01	(0.01)	0.01	0.04

Total	$0.09	$0.52	$0.77	$0.47

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

Schedule II — Valuation and Qualifying Accounts

(In thousands)		Additions charged to
Description	Beginning balance	Expense		Other accounts	Deductions		Ending balance
For the year ended December 31, 2012:
Income tax valuation allowance	$9,872	$1,583	(1)	$—	$—	(2)	$11,455
Allowance for doubtful accounts	1,259	3,013	(3)	—	(1,357	)(4)	2,915
For the year ended December 31, 2011:
Income tax valuation allowance	$11,441	$365	(5)	$—	$(1,934	)(2)	$9,872
Allowance for doubtful accounts	601	1,131	(3)	—	(473	)(4)	1,259
For the year ended December 31, 2010:
Income tax valuation allowance	$11,458	$529	(5)	$—	$(546	)(2)	$11,441
Allowance for doubtful accounts	723	519	(3)	—	(641	)(4)	601

(1)	Relates primarily to additions to valuation allowances for state net operating losses.

(2)	Relates to reductions in valuation allowances against state net operating losses, foreign tax credits carryforwards, capital loss and other deferred tax assets.

(3)	The expense primarily reflects accounts receivable balances reserved during the year.

(4)	The deduction amount primarily reflects accounts receivable balances written off during the year as well as recoveries of allowances previously expensed.

(5)	Relates to additions to valuation allowances for capital loss carryforwards.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, jointly-owned subsidiaries over which it exercises control and variable interest entities for which it has been determined to be the primary beneficiary. Noncontrolling interest amounts relating to the Company’s less-than-wholly-owned consolidated subsidiaries are included within the “Income attributable to noncontrolling interests” caption in its Consolidated Statements of Comprehensive Income and within the “Noncontrolling interests” caption in its Consolidated Balance Sheets. Investments in unconsolidated affiliates, including joint ventures, over which the Company exercises significant influence, are accounted for under the equity method. The Company may render services to certain of its joint ventures. The Company records revenue in the period in which such services are provided. Investments in unconsolidated affiliates in which the Company owns less than 20% are accounted for under the cost method. All intercompany balances and transactions have been eliminated in consolidation.

Revenue Recognition and Accounting for Contracts

Revenue Recognition and Accounting for Contracts

The Company earns revenue by providing services, typically through Cost-Plus, Fixed-Price, and Time-and-Materials contracts. In providing these services, the Company typically incurs direct labor costs, subcontractor costs and certain other direct costs (“ODCs”) which include “out-of-pocket” expenses.

Revenue is recognized under the percentage-of-completion method of accounting. Revenues for the current period are determined by multiplying the estimated margin at completion for each contract by the project’s percentage of completion to date, adding labor costs, subcontractor costs and ODCs incurred to date, and subtracting revenues recognized in prior periods. In applying the percentage-of-completion method to these contracts, the Company measures the extent of progress toward completion as the ratio of labor costs incurred to date over total estimated labor costs at completion. As work is performed under contracts, estimates of the costs to complete are regularly reviewed and updated. As changes in estimates of total costs at completion on projects are identified, appropriate earnings adjustments are recorded using the cumulative catch-up method. Provisions for estimated losses on uncompleted contracts are recorded during the period in which such losses become evident. Profit incentives and/or award fees are recorded as revenues when the amounts are both earned and reasonably estimable.

Change orders are modifications of an original contract that effectively change the provisions of the contract without adding new provisions. Either the Company or its customer may initiate change orders, which may include changes in specifications or design, manner of performance, facilities, equipment, materials, sites and/or the period of completion of the work.

In certain circumstances, the Company may agree to provide new or additional services to a client without a fully executed contract or change order. In these instances, although the costs of providing these services are expensed as incurred, the recognition of related contract revenues is delayed until the contracts and/or change orders have been fully executed by the clients, other suitable written project approvals are received from the clients, or until management determines that revenue recognition is appropriate based on the probability of client acceptance. The probability of client acceptance is assessed based on such factors as the Company’s historical relationship with the client, the nature and scope of the services to be provided, and management’s ability to accurately estimate the realizable value of the services to be provided. Under this policy, the Company had not recognized potential future revenues estimated at $8.0 million and $4.3 million as of December 31, 2012 and 2011, respectively, for which the related costs had already been expensed as of these dates.

Claims are amounts in excess of agreed contract price that the Company seeks to collect from its clients or others for customer-caused delays, errors in specifications and designs, contract terminations, change orders that are either in dispute or are unapproved as to both scope and price, or other causes of unanticipated additional contract costs. Revenues related to claims are recorded only when the amounts have been agreed with the client.

The majority of the Company’s contracts have stated or not-to-exceed contract values and fall under the following types:

•

Cost-Plus.    Tasks under these contracts can have various cost-plus features. Under cost-plus fixed fee contracts, clients are billed for the Company’s costs, including both direct and indirect costs, plus a fixed negotiated fee. Under cost-plus fixed rate contracts, clients are billed for the Company’s costs plus negotiated fees or rates based on its indirect costs. Some cost-plus contracts provide for award fees or penalties based on performance criteria in lieu of a fixed fee or fixed rate. Contracts may also include performance-based award fees or incentive fees.

•	Fixed-Price. Under fixed-price contracts, the Company’s clients are billed at defined milestones for an agreed amount negotiated in advance for a specified scope of work.

•

Time-and-Materials.    Under the Company’s time-and-materials contracts, the Company negotiates hourly billing rates and charges based on the actual time that is expended, in addition to other direct costs incurred in connection with the contract.

Under certain cost-type contracts with governmental agencies, the Company is not contractually permitted to earn a margin on subcontractor costs and ODCs. The majority of all other contracts are also structured such that margin is earned on direct labor costs, but not on subcontractor costs and ODCs.

The Company assesses the terms of its contracts and determines whether it will report its revenues and related costs on a gross or net basis. For at-risk relationships where the Company acts as the principal to the transaction, the revenue and the costs of materials, services, payroll, benefits, and other costs are recognized at gross amounts. For agency relationships, where the Company acts as an agent for its clients, only the fee revenue is recognized, meaning that direct project costs and the related reimbursement from the client are netted. Revenues from agency contracts and collaborative arrangements were not material for all periods presented.

The Company’s policy for the income statement presentation of any tax assessed by a governmental authority that is directly imposed on a revenue-producing transaction between the Company and one of its customers is to present such taxes on a net basis in its consolidated financial statements.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements, and also affect the amounts of revenues and expenses reported for each period. Actual results could differ from those which result from using such estimates. The use of estimates is an integral part of determining cost estimates to complete under the percentage-of-completion method of accounting for contracts. Management also utilizes various other estimates, including but not limited to recording profit incentives and/or award fee revenues under its contracts, assessing intangible asset values, assessment of its exposure to insurance claims that fall within policy deductibles, determination of its liabilities for incurred-but-not-reported insurance claims, incentive compensation and income tax expense, and to assess its litigation, other legal claims and contingencies. The results of any changes in accounting estimates are reflected in the consolidated financial statements of the period in which the changes become evident.

Income Taxes

Income Taxes

The Company records its annual current tax provision based upon our book income plus or minus any permanent and temporary differences multiplied by the statutory rate in the appropriate jurisdictions where it operates. The calculation of the company’s annual tax provision may require interpreting tax laws and regulations and could result in the use of judgments or estimates which could cause its recorded tax liability to differ from the actual amount due.

The Company recognizes current tax assets and liabilities for estimated taxes refundable or payable on tax returns for the current year. The Company also recognizes deferred tax assets or liabilities for the estimated future tax effects attributable to temporary differences, net operating losses and various other credits and carryforwards. The Company’s current and deferred tax assets and liabilities are measured based on provisions in enacted tax laws in each jurisdiction where it operates. The Company does not consider the effects of future changes in tax laws or rates in the current period. The Company analyzes its deferred tax assets and places a valuation allowance on those assets if it does not expect the realization of these assets to be more likely than not.

Tax benefits related to uncertain tax positions taken or expected to be taken on a tax return are recorded when such benefits meet a more likely than not threshold. Otherwise, these tax benefits are recorded when a tax position has been effectively settled, which means that the statute of limitations has expired or the appropriate taxing authority has completed their examination even though the statute of limitations remains open. Penalties, if any, estimated for underpaid income taxes are included in selling, general and administrative expenses in the Company’s Consolidated Statements of Comprehensive Income. Interest associated with underpaid income taxes and related adjustments are included in the “Interest expense” caption in the Company’s Consolidated Statements of Comprehensive Income.

Discontinued Operations

Discontinued Operations

On September 30, 2009, the Company divested substantially all of its subsidiaries that pertained to its former Energy segment (the “Energy sale”). Additionally, the Company sold its interest in B.E.S. Energy Resources Company, Ltd. (“B.E.S.”), an Energy company, on December 18, 2009 to J.S. Technical Services Co., Ltd., which is owned by the Company’s former minority partner in B.E.S. As a result of the dispositions, the results of the Company’s former Energy segment (“Baker Energy”) have been reclassified as discontinued operations for all periods presented in the Consolidated Statements of Comprehensive Income and Consolidated Statements of Cash Flows. Corporate overhead costs were not allocated to the Energy business for the discontinued operations presentation. The income/(loss) from discontinued operations related to adjustments of foreign tax accruals due to statute of limitation expirations and adjustments resulting from changes in the underlying estimates of the ultimate cost for insurance claims related to the period during which the Company owned the business related to Baker Energy.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of financial instruments classified as cash and cash equivalents, receivables, unbilled revenues, accounts payable and other liabilities approximates carrying value due to the short-term nature or the relative liquidity of the instruments. Available-for-sale securities are stated at publicly-traded market closing values as of the balance sheet date. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price).

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand or deposit or other similar highly liquid investments with remaining maturities of three months or less at the time of purchase. As of December 31, 2012 and 2011, the majority of the Company’s funds were held in major financial institutions with a portion of those amounts held in money market funds comprised primarily of short-term, high-quality fixed-income securities.

Available-for-Sale Securities

Available-for-Sale Securities

Available-for-sale securities are primarily comprised of highly rated Corporate, U.S. Treasury, and U.S. federally-sponsored Agency Bonds. The Company held $12.3 million available-for-sale securities as of December 31, 2011. The available-for-sale securities were recorded at fair value, which approximated the amortized cost as of December 31, 2011. Interest related to available-for-sale securities is included in “Interest income” in the Company’s Consolidated Statements of Comprehensive Income. Realized gains and losses on investments are a component of the “Other, net” balance in the Consolidated Statements of Comprehensive Income. Net unrealized gains/(losses) on investments are a component of the “Other comprehensive income/(loss)” balance in the Consolidated Statements of Comprehensive Income.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables and related unbilled revenues. The Company’s cash and cash equivalents are deposited in various high-credit-quality financial institutions. The majority of such deposits are not covered by or are in excess of the Federal Deposit Insurance Corporation limits.

Accounts Receivable and Unbilled Revenues/Billings in Excess of Revenues on Contracts in Progress

Accounts Receivable and Unbilled Revenues/Billings in Excess of Revenues on Contracts in Progress

A portion of the trade receivable balances totaling $7.6 million and $6.0 million as of December 31, 2012 and 2011, respectively, relates to retainage provisions under long-term contracts which will be due upon completion of the contracts. Based on management’s estimates, $6.1 million and $4.2 million of these retention balances as of December 31, 2012 and 2011, respectively, were expected to be collected within one year of the balance sheet dates, and were therefore included in the “Receivables, net” balances. The remaining retention balances are reflected as “Other long-term assets” in the Company’s Consolidated Balance Sheets.

The Company reduces its accounts receivable by estimating an allowance for amounts that are expected to become uncollectible in the future. Management determines the estimated allowance for doubtful accounts based on its evaluation of collection efforts, the financial condition of the Company’s clients, which may be dependent on the type of client and current economic conditions to which the client may be subject, and other considerations. Although the Company has a diversified client base, a substantial portion of the Company’s receivables and unbilled revenues on contracts in progress reflected in its Consolidated Balance Sheets are due from U.S. federal and state governments. Contracts and subcontracts with the U.S. federal and state governments usually contain standard provisions for permitting the government to modify, curtail or terminate the contract for convenience of the government due to budgetary constraints or if program requirements change. Upon such a termination, the Company is generally entitled to recover costs incurred, settlement expenses and profit on work completed prior to termination, which significantly reduces the Company’s credit risk with these types of clients.

Unbilled revenues on contracts in progress in the accompanying Consolidated Balance Sheets represent unbilled amounts earned and reimbursable under contracts in progress. These amounts become billable according to the contract terms, which consider the passage of time, achievement of certain milestones or completion of the project. The majority of contracts contain provisions that permit these unbilled amounts to be invoiced in the month after the related costs are incurred. Generally, unbilled amounts will be billed and collected within one year.

Billings in excess of revenues on contracts in progress in the accompanying Consolidated Balance Sheets represent accumulated billings to clients in excess of the related revenue recognized to date. The Company anticipates that the majority of such amounts will be earned as revenue within one year.

Business Combinations

Business Combinations

The Company accounts for business combinations under the acquisition method of accounting. The cost of an acquired company is assigned to the tangible and intangible assets purchased and the liabilities assumed on the basis of their fair values at the date of acquisition. The determination of fair values of assets and liabilities acquired requires the Company to make estimates and use valuation techniques when market values are not readily available. Any excess of purchase price over the fair value of net tangible and intangible assets acquired is allocated to goodwill. The transaction costs associated with business combinations are expensed as they are incurred.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

The Company may record goodwill and other intangible assets in connection with business combinations. Goodwill, which represents the excess of acquisition cost over the fair value of the net tangible and intangible assets of acquired companies, is not amortized. Goodwill typically represents the value paid for the assembled workforce and enhancement of the Company’s service offerings. The Company’s goodwill balance is evaluated for potential impairment during the second quarter of each year or between annual tests if a trigger event occurs. The evaluation of impairment involves comparing the current fair value of the business to the recorded value, including goodwill. To determine the fair value of the business, the Company primarily utilizes both the “Income Approach,” which is based on estimates of future net cash flows and the “Market Approach,” which observes transactional evidence involving similar businesses. Intangible assets are stated at fair value as of the date acquired in a business combination. Finite-lived intangible assets are amortized on a basis approximating the economic value derived from those assets.

Property, Plant and Equipment

Property, Plant and Equipment

All additions, including improvements to existing facilities, are recorded at cost. Maintenance and repairs are charged to expense as incurred. Depreciation on property, plant and equipment is principally recorded using the straight-line method over the estimated useful lives of the assets. The estimated useful lives typically are 30 years on buildings, 3 to 10 years on furniture, fixtures and office equipment and 3 years on field equipment, vehicles and computer hardware and software. Assets held under capital leases and leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the asset. Upon the disposal of property, the asset and related accumulated depreciation accounts are relieved of the amounts recorded therein for such items, and any resulting gain or loss is reflected in the Company’s Consolidated Statements of Comprehensive Income in the year of disposition.

The Company capitalizes certain costs incurred in connection with developing or obtaining internal use software. During the software application development stage, capitalized costs primarily include the cost of the software and external consulting costs. Similar costs related to software upgrades and enhancements are capitalized if they result in added functionality which enables the software to perform tasks it was previously incapable of performing. These capitalized software costs are included in “Property, Plant and Equipment, net” in the Company’s Consolidated Balance Sheets. Software maintenance, data conversion and training costs are expensed in the period in which they are incurred.

Accrued Insurance

Accrued Insurance

The Company self-insures certain risks, including certain employee health benefits, professional liability and automobile liability. The accrual for self-insured liabilities includes estimates of the costs of reported and unreported claims and is based on estimates of loss using assumptions made by management, including the consideration of actuarial projections. These estimates of loss are derived from computations which combine loss history and actuarial methods in the determination of the liability. Actual losses may vary from the amounts estimated via actuarial or management’s projections. Any increases or decreases in loss amounts estimated are recognized in the period in which the estimate is revised or when the actual loss is determined.

Leases

Leases

The Company enters into office lease agreements that typically contain tenant improvement allowances and rent holidays. In instances where one or more of these items are included in a lease agreement, the Company records allowances as a deferred rent liability in its Consolidated Balance Sheets. These amounts are amortized on a straight-line basis over the term of the lease as a reduction to rent expense. Lease agreements sometimes contain rent escalation clauses, which are recognized on a straight-line basis over the life of the lease. For leases with renewal options, the Company records rent expense and amortizes the leasehold improvements on a straight-line basis over the shorter of the useful life or original lease term, exclusive of the renewal period, unless the renewal period is reasonably assured. When a renewal occurs, the Company records rent expense over the new term. The Company expenses any rent costs incurred during the period of time it performs construction activities on newly leased property.

The Company enters into lease agreements for computer hardware and software, office equipment and vehicles. Before entering into a lease, an analysis is performed to determine whether a lease should be classified as a capital or an operating lease.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Assets which are held and used in operations are considered impaired if the carrying value of the asset exceeds the undiscounted future cash flows from the asset. If impaired, an appropriate charge is recorded to adjust the carrying value of the long-lived asset to its estimated fair value. The Company generally measures fair value by considering sale prices for similar assets or by discounting estimated future cash flows from the asset using an appropriate discount rate.

Accounting for Stock-Based Compensation

Accounting for Stock-Based Compensation

The Company grants stock options to non-employee directors, issues restricted stock to both non-employee directors and employees, and issued stock appreciation rights (“SARs”) to the former Chief Executive Officer at the fair market value of the Company’s stock on the date of the grant. Proceeds from the exercise of common stock options are credited to shareholders’ investment at the date the options are exercised.

All stock-based compensation is measured at the grant-date fair value of the award and is recognized as an expense in the Company’s Consolidated Statements of Comprehensive Income. These costs are recognized as a component of the Company’s selling, general and administrative (“SG&A”) expenses, as these costs relate to stock-based compensation primarily issued to non-employee directors and executive management of the Company.

Reclassifications	Reclassifications Certain reclassifications have been made to prior years’ Consolidated Financial Statements in order to conform to the current year presentation.
Recent accounting pronouncements

Recent accounting pronouncements

In September 2011, the Financial Accounting Standards Board (“FASB”) issued changes to Accounting Standards Codification (“ASC”) Topic 350, Intangibles — Goodwill and Others, to simplify how entities, both public and non public, test goodwill for impairment. The change provides an entity with an option to first assess qualitative factors to determine whether it is more likely or not that the fair value of a reporting unit is less than the carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The amended guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company adopted this standard on January 1, 2012, and it did not have a material impact on its consolidated financial statements.

In June 2011, the FASB issued changes to ASC Topic 220, Presentation of Comprehensive Income, to require companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements. The change eliminates the option to present components of other comprehensive income as part of the statement of shareholders’ investment. The items that must be reported in other comprehensive income and when an item of other comprehensive income must be reclassified to net income were not changed. The amended guidance must be applied retroactively, and is effective for interim and annual periods beginning after December 15, 2011, with earlier adoption permitted. The Company adopted this standard on January 1, 2012, and it had no impact on its consolidated financial statements, as the Company already presented one of the options that is acceptable under ASC Topic 220.

In May 2011, the FASB issued changes to ASC Topic 820, Fair Value Measurement to conform existing guidance regarding fair value measurement and disclosure between accounting principles generally accepted in the U.S. and International Financial Reporting Standards. These changes clarify the application of existing fair value measurements and disclosures, and change certain principles or requirements for fair value measurements and disclosures. The adoption of changes to ASC Topic 820 is effective for interim and annual periods beginning after December 15, 2011. The Company adopted this standard on January 1, 2012, and it did not have a material impact on its consolidated financial statements.

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
RBF consulting [Member]
Business Acquisition [Line Items]
Final allocation of fair value of purchase price for acquisition

(In thousands)	Fair Value
Cash	$325
Receivables	26,850
Unbilled revenues on contracts in progress	14,109
Prepaid expenses and other	5,124
Property, Plant and Equipment	6,623
Goodwill	26,410
Other intangible assets	15,667
Accounts payable	(2,931)
Billings in excess of revenues on contracts in progress	(6,444)
Income tax payable	(7,945)
Other accrued expenses	(7,294)
Deferred income tax liability	(17,379)

Total	$53,115

Final estimates of fair values and amortizable lives of identifiable intangible assets

(In thousands)	Fair Value	Weighted Average Amortizable Life
Project backlog	$5,820	1.1
Project pipeline and customer relationships	8,130	3.4
Non-compete agreements	1,067	1.3
Trademark / trade name	650	1.4

Total intangible assets	$15,667	2.3

Summary of Financial Information

	For the year ended December 31,
(In thousands, except per share data)	2011	2010
Continuing operations (Unaudited)
Revenues	$617,399	$601,940
Net Income	14,084	12,592
Diluted earnings per share	$1.48	$1.35

LPA [Member]
Business Acquisition [Line Items]
Final allocation of fair value of purchase price for acquisition

(In thousands)	Fair Value
Receivables	$12,046
Unbilled revenues on contracts in progress	12,105
Prepaid expenses and other	2,348
Property, Plant and Equipment	3,359
Goodwill	43,815
Other intangible assets	19,260
Accounts payable	(7,872)
Billings in excess of revenues on contracts in progress	(5,250)
Other accrued expenses	(8,528)
Deferred income tax liability	(10,840)

Total	$60,443

Final estimates of fair values and amortizable lives of identifiable intangible assets

(In thousands)	Fair Value	Weighted Average Amortizable Life
Project backlog	$9,640	1.9
Project pipeline and customer relationships	6,720	3.6
Non-compete agreements	2,500	1.5
Trademark / trade name	400	1.3

Total intangible assets	$19,260	2.4

Summary of Financial Information

For the year ended December 31,
(In thousands, except per share data)	2010
Continuing operations (Unaudited)
Revenues	$535,202
Net Income	16,569
Diluted earnings per share	$1.79

Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Business Segment Information [Abstract]
Business segments

	For the year ended December 31,
(In millions)	2012	2011	2010
Revenues
Transportation	$313.2	$300.8	$264.4
Federal	280.2	237.6	235.0

Total revenues	593.4	538.4	499.4

Gross profit
Transportation	50.4	50.6	51.2
Federal	43.5	53.3	49.5
Corporate	(1.9)	(1.6)	(1.6)

Total gross profit	92.0	102.3	99.1

Less: SG&A
Transportation	(49.4)	(46.8)	(42.8)
Federal	(38.6)	(31.3)	(33.9)
Corporate	(0.1)	—	(0.1)

Total SG&A	(88.1)	(78.1)	(76.8)

Total operating income
Transportation	1.0	3.8	8.4
Federal	4.9	22.0	15.6
Corporate	(2.0)	(1.6)	(1.7)

Total operating income	$3.9	$24.2	$22.3

	For the year ended December 31,
(In millions)	2012	2011	2010
Depreciation and amortization expense
Transportation	$8.1	$9.9	$6.5
Federal	8.3	3.5	1.8
Corporate	0.8	0.8	1.2

Total	$17.2	$14.2	$9.5

Capital expenditures on an accrual basis
Transportation	$1.2	$1.0	$2.4
Federal	1.9	2.1	2.6
Corporate	0.6	0.1	1.3

Total	$3.7	$3.2	$6.3

Income/(loss) from unconsolidated subsidiaries
Transportation	$2.6	$0.8	$1.4
Federal	—	(0.1)	1.2

Total	$2.6	$0.7	$2.6

	As of December 31,
(In millions)	2012	2011	2010
Segment assets
Transportation	$172.9	$182.2	$165.0
Federal	111.2	134.0	54.4
Corporate	89.3	63.7	101.7

Total	$373.4	$379.9	$321.1

Company's enterprise-wide disclosures

	For the year ended December 31,
(In millions)	2012	2011	2010
Revenues by geographic origin
Domestic	$580.5	$513.8	$472.1
Foreign(1)	12.9	24.6	27.3

Total	$593.4	$538.4	$499.4

(1)	The Company defines foreign contract revenue as work performed outside the U.S. irrespective of the client’s U.S. or non-U.S. ownership.

Revenues by principal markets
United States government	26%	31%	37%
Various state governmental and quasi-government agencies	58%	53%	48%
Commercial, industrial and private clients	16%	16%	15%

Equity Income from Unconsolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2012
Equity Income from Unconsolidated Subsidiaries [Abstract]
Summary of financial information for the unconsolidated subsidiary

	For the year ended December 31,
(In millions)	2012	2011	2010
Contract revenue earned	$14.2	$12.6	$14.8
Gross profit	7.7	2.3	4.2
Net Income	8.0	2.3	4.2

	As of December 31,
(In millions)	2012	2011
Total assets	$5.9	$9.8
Total liabilities	5.3	9.8

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of provision for income taxes

	For the year ended December 31,
(In thousands)	2012	2011	2010
Provision/(benefit) for income taxes:
Continuing operations	$3,809	$7,142	$9,246
Discontinued operations	(211)	54	(178)

Provision for income taxes	$3,598	$7,196	$9,068

Components of income before income taxes from continuing operations

The components of income before income taxes from continuing operations are as follows:

	For the year ended December 31,
(In thousands)	2012	2011	2010
Domestic	$5,911	$24,188	$24,085
Foreign	8	(222)	(161)

Total	$5,919	$23,966	$23,924

Income tax provision for continuing operations

The income tax provision for continuing operations consists of the following:

	For the year ended December 31,
(In thousands)	2012	2011	2010
Current income tax provision:
U.S. federal*	$5,426	$9,282	$7,441
Foreign	8	246	42
State	1,402	1,587	1,619

Total current income tax provision	6,836	11,115	9,102

	For the year ended December 31,
(In thousands)	2012	2011	2010
Deferred income tax (benefit)/provision:
U.S. federal*	(3,863)	(3,667)	348
State	836	(306)	(204)

Total deferred income tax (benefit)/provision	(3,027)	(3,973)	144

Total income tax provision	$3,809	$7,142	$9,246

*	Includes U.S. taxes related to foreign income.

Reconciliation of the beginning and ending amount of unrecognized tax benefits

	As of December 31,
(In thousands)	2012	2011	2010
Unrecognized tax benefits:
Beginning of the year	$2,570	$2,599	$3,034
Additions based on tax positions related to the current year	264	239	242
Additions for tax positions of acquired entities	—	253	—
Additions for tax positions of prior years	—	—	317
Reductions for tax positions of prior years	(14)	—	(466)
Settlements with taxing authorities	—	(161)	(20)
Lapses of statutes of limitations	(493)	(360)	(508)

End of the year	$2,327	$2,570	$2,599

Reconciliation of income taxes computed at the federal statutory rate to income tax expense recorded for continuing operations

	For the year ended December 31,
(In thousands)	2012	2011	2010
Computed income taxes at U.S. federal statutory rate	$2,378	$8,716	$8,642
Income passed through to non-controlling interest holders (1)	(288)	(327)	(269)
Foreign tax credits	(8)	(1,230)	(500)
State income taxes, net of federal income tax benefit	263	933	807
Tax expense on foreign income	—	317	99
Permanent differences	270	358	590
Change in reserves	1,312	(1,438)	168
Other	(118)	(187)	(291)

Total income tax provision	$3,809	$7,142	$9,246

(1)	Includes income that is not taxable to the Company. Such income is directly taxable to the Company’s non-controlling interest partners.

Components of the Company's deferred income tax assets and liabilities

	As of December 31,
(In thousands)	2012	2011
Deferred income tax assets:
Accruals not currently deductible for tax purposes	$15,474	$15,753
Billings in excess of revenues	8,289	9,482
Tax loss carryforwards	11,424	10,328
Fixed and intangible assets	247	222
All other items	552	645

Gross deferred tax assets	35,986	36,430

Valuation allowance for deferred tax assets	(11,455)	(9,872)

Net deferred tax assets	24,531	26,558

Deferred income tax liabilities:
Unbilled revenues	(30,023)	(29,737)
Change in method of accounting	(5,123)	(7,714)
Fixed and intangible assets	(10,091)	(14,109)
Retention	(3,006)	(2,380)
All other items	(2,239)	(1,600)

Gross deferred tax liabilities	(50,482)	(55,540)

Net deferred tax liabilities	$(25,951)	$(28,982)

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, plant and equipment

	As of December 31,
(In thousands)	2012	2011
Land	$486	$486
Buildings and improvements	4,532	4,844
Furniture, fixtures, and office equipment	20,095	18,588
Equipment and vehicles	540	840
Computer hardware	3,156	3,295
Computer software	23,020	22,390
Leasehold improvements	8,848	8,140

Total, at cost	60,677	58,583
Less — Accumulated depreciation	(43,391)	(37,680)

Net property, plant and equipment	$17,286	$20,903

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Goodwill and other intangible assets

(In thousands)
Other intangible assets, net	Transportation	Federal	Total
Balance, January 1, 2011	$14,532	$37	$14,569
Acquisitions	3,917	12,674	16,591
Less: Amortization	(7,206)	(1,047)	(8,253)

Balance, December 31, 2011	11,243	11,664	22,907
Less: Amortization	(5,475)	(4,667)	(10,142)

Balance, December 31, 2012	$5,768	$6,997	$12,765

(In thousands)
Goodwill	Transportation	Federal	Total
Balance, January 1, 2011	$52,731	$710	$53,441
Acquisitions	6,603	21,554	28,157

Balance, December 31, 2011	59,334	22,264	81,598

Balance, December 31, 2012	$59,334	$22,264	$81,598

Summary of other intangible assets

(In thousands)	Acquisition Date Fair Value	Accumulated Amortization	Carrying Value
December 31, 2012
Project backlog	$16,459	$(15,764)	$695
Customer contracts and related relationships	15,460	(4,030)	11,430
Non-compete agreements	3,671	(3,233)	438
Trademark/trade name	1,110	(908)	202

Total	$36,700	$(23,935)	$12,765

(In thousands)	Acquisition Date Fair Value	Accumulated Amortization	Carrying Value
December 31, 2011
Project backlog	$16,459	$(8,657)	$7,802
Customer contracts and related relationships	15,460	(2,260)	13,200
Non-compete agreements	3,671	(2,427)	1,244
Trademark/trade name	1,110	(449)	661

Total	$36,700	$(13,793)	$22,907

Estimated future amortization expense for other intangible assets

(In thousands)
Fiscal year 2013	$6,135
Fiscal year 2014	3,936
Fiscal year 2015	1,244
Fiscal year 2016	701
Fiscal year 2017 and beyond	749

Total	$12,765

Commitments & Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments & Contingencies [Abstract]
Outstanding guarantees

(In millions)	Maximum undiscounted future payments
Standby letters of credit*:
Insurance related	$4.9
Other	0.9
Performance and payment bonds*	13.6

*	These instruments require no associated liability on the Company’s Consolidated Balance Sheet.

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future annual minimum lease payments under non-cancelable operating leases

(In thousands)	Operating lease obligations
For the year ending December 31,
2013	$23,134
2014	20,075
2015	15,833
2016	13,299
2017	8,632
Thereafter	22,306

Total	$103,279

Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share [Abstract]
Basic and diluted earnings per share computations

	For the year ended December 31,
(In thousands)	2012	2011	2010
Net income from continuing operations before noncontrolling interests	$2,932	$17,758	$15,446
Less: Net income attributable to noncontrolling interests	822	934	768

Net income from continuing operations attributable to Michael Baker Corporation	2,110	16,824	14,678
Net income/(loss) from discontinued operations, net of tax	723	480	(2,512)

Net income attributable to Michael Baker Corporation	$2,833	$17,304	$12,166
Basic:
Weighted average shares outstanding	9,407	9,300	8,929
Earnings/(loss) per share:
Continuing operations	$0.22	$1.81	$1.64
Discontinued operations	0.08	0.05	(0.28)

Total	$0.30	$1.86	$1.36
Diluted:
Effect of dilutive securities -
Contingently issuable shares and stock options	218	68	224
Weighted average shares outstanding	9,625	9,368	9,153
Earnings/(loss) per share:
Continuing operations	$0.22	$1.80	$1.60
Discontinued operations	0.07	0.05	(0.27)

Total	$0.29	$1.85	$1.33

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock Based Compensation [Abstract]
Summary of restricted stock issued

	Restricted shares	Weighted average issuance price per share
Balance at January 1, 2010	24,000	$38.99

Restricted shares granted	82,907	34.94
Restricted shares vested	(12,000)	37.53

Balance at December 31, 2010	94,907	35.63

Restricted shares granted	72,866	27.18
Restricted shares vested	(45,565)	35.24

Balance at December 31, 2011	122,208	30.74

Restricted shares granted	54,882	22.97
Restricted shares vested	(82,667)	30.67
Restricted shares forfeited	(409)	31.48

Balance at December 31, 2012	94,014	$26.26

Summary of all stock options outstanding

	Shares subject to option	Weighted average exercise price per share	Aggregate intrinsic value	Weighted average contractual life remaining in years
Balance at January 1, 2010	104,463	$22.87	$1,935,885	5.3

Options granted	16,000	37.23
Options exercised	(6,162)	8.16

Balance at December 31, 2010	114,301	25.67	971,014	5.3

Options granted	16,000	25.18
Options exercised	(14,324)	14.06
Options forfeited or expired	(11,977)	13.69

Balance at December 31, 2011	104,000	28.57	126,570	6.2

Options granted	16,000	22.95
Options exercised	(4,000)	15.04

Balance at December 31, 2012	116,000	$28.27	$279,150	6.0

Summary of stock options outstanding

	Options outstanding			Options exercisable
Range of exercise prices	Number of options	Average life(1)	Weighted average exercise price	Number of options	Weighted average exercise price
$8.55 — $12.625	12,000	0.8	$10.59	12,000	$10.59
$20.16 — $22.95	32,000	6.3	21.59	32,000	21.59
$25.18 — $26.86	24,000	7.0	25.74	24,000	25.74
$37.225 — $40.455	48,000	6.5	38.40	48,000	38.40

Total	116,000	6.0	$28.27	116,000	$28.27

(1)	Average life remaining in years.

Fair value of options on respective grant dates using Black-Scholes option pricing model

	2012	2011	2010
Weighted average risk-free interest rate	1.2%	2.5%	2.3%
Weighted average expected volatility	49.6%	48.5%	48.3%
Expected option life	8.0 years	7.5 years	7.4 years
Expected dividend yield	0.00%	0.00%	0.00%

Restructuring and Other Charges (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Other Charges [Abstract]
Reconciliation of the restructuring charges accrued under other accrued expense

(In thousands)
Balance, December 31, 2011	$—

Restructuring costs	2,275
Less: Payments & non-cash charges	(875)

Balance, December 31, 2012	$1,400

Supplemental Disclosures of Cash Flow Data (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures of Cash Flow Data [Abstract]
Supplemental to indirect-method statement of cash flows

	For the year ended December 31,
(In thousands)	2012	2011	2010
Common stock issued in the RBF acquisition, 203,218 shares	$—	$3,587	$—
Common stock (reclaimed)/issued in the LPA acquisition, 5,661, 2,022 and 226,447 shares, respectively	(130)	(40)	8,062
Income taxes paid	5,622	22,648	14,328
Income tax refunds	(933)	(1,677)	(87)
Interest paid	26	23	23

Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations [Abstract]
Summary of the unaudited quarterly results of operations

(In thousands, except per share information)	2012 — Three months ended
	April 1	July 1	Sept. 30	Dec. 31(1)
Revenues	$151,659	$155,297	$145,237	$141,204
Gross profit	23,817	25,508	22,774	19,867
Income/(loss) before income taxes and noncontrolling interests	1,736	4,566	1,617	(1,178)
Net income/(loss) attributable to Michael Baker Corporation
Continuing operations	959	2,684	659	(2,192)
Discontinued operations	737	(236)	322	(100)

Total	1,696	2,448	981	(2,292)
Diluted earnings/(loss) per common share
Continuing operations	0.10	0.28	0.07	(0.23)
Discontinued operations	0.08	(0.03)	0.03	(0.01)

Total	$0.18	$0.25	$0.10	$(0.24)

(1)

These results included restructuring charges of $2.3 million, a $1.6 million charge for a specific reserve on a receivable for an international Transportation project and a $0.6 million charge for post-retirement benefits.

	2011 — Three months ended
	Mar. 31	June 30	Sept. 30	Dec. 31
Revenues	$121,033	$130,061	$131,139	$156,191
Gross profit	21,129	27,396	27,117	26,612
Income before income taxes and noncontrolling interests	1,532	8,015	9,673	5,680
Net income/(loss) attributable to Michael Baker Corporation
Continuing operations	748	4,954	7,117	4,005
Discontinued operations	84	(100)	116	380

Total	832	4,854	7,233	4,385
Diluted earnings/(loss) per common share
Continuing operations	0.08	0.53	0.76	0.43
Discontinued operations	0.01	(0.01)	0.01	0.04

Total	$0.09	$0.52	$0.77	$0.47

Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies (Textual) [Abstract]
Available for sale securities held by company		$ 12,323,000
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Investment in unconsolidated affiliates under the cost method	less than 20%
Unclaimed revenue for work performed without executed contracts	8,000,000	4,300,000
Maturity period of highly liquid investments at the time of purchases	three months or less
Trade receivables	7,600,000	6,000,000
Short-term retention	6,100,000	4,200,000
Collection period of unbilled amounts	1 year
Revenue recognition Period	1 year
US Treasury Securities [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Available for sale securities held by company		$ 12,300,000
Building [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives	30 years
Furniture, fixtures, and office equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives	10 years
Furniture, fixtures, and office equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives	3 years
Office Equipment and Vehicle [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives	3 years

Business Combinations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Oct. 03, 2011 RBF consulting [Member]
Unaudited pro-forma financial information to RBF acquisition
Cash			$ 325
Receivables			26,850
Unbilled revenues on contracts in progress			14,109
Prepaid expenses and other			5,124
Property, Plant and Equipment			6,623
Goodwill			26,410
Other intangible assets	36,700	36,700	15,667
Accounts payable			(2,931)
Billings in excess of revenues on contracts in progress			(6,444)
Income tax payable			(7,945)
Other accrued expenses			(7,294)
Deferred income tax liability			(17,379)
Total			$ 53,115

Business Combinations (Details 1) (RBF consulting [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Oct. 03, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 15,667
Weighted Average Amortizable Life	2 years 3 months 18 days
Project backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	5,820
Weighted Average Amortizable Life	1 year 1 month 6 days
Project pipeline and customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	8,130
Weighted Average Amortizable Life	3 years 4 months 24 days
Non-compete agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	1,067
Weighted Average Amortizable Life	1 year 3 months 18 days
Trademark/trade name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 650
Weighted Average Amortizable Life	1 year 4 months 24 days

Business Combinations (Details 2) (RBF consulting [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
RBF consulting [Member]
Continuing Operations
Revenues	$ 617,399	$ 601,940
Net income	$ 14,084	$ 12,592
Diluted earnings per share	$ 1.48	$ 1.35

Business Combinations (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	May 03, 2010 LPA [Member]
Unaudited pro-forma financial information to LPA acquisition
Receivables			$ 12,046
Unbilled revenues on contracts in progress			12,105
Prepaid expenses and other			2,348
Property, Plant and Equipment			3,359
Goodwill			43,815
Other intangible assets	36,700	36,700	19,260
Accounts payable			(7,872)
Billings in excess of revenues on contracts in progress			(5,250)
Other accrued expenses			(8,528)
Deferred income tax liability			(10,840)
Total			$ 60,443

Business Combinations (Details 4) (LPA [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
May 03, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 19,260
Weighted Average Amortizable Life	2 years 4 months 24 days
Project backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	9,640
Weighted Average Amortizable Life	1 year 10 months 24 days
Project pipeline and customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	6,720
Weighted Average Amortizable Life	3 years 7 months 6 days
Non-compete agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	2,500
Weighted Average Amortizable Life	1 year 6 months
Trademark/trade name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 400
Weighted Average Amortizable Life	1 year 3 months 18 days

Business Combinations (Details 5) (LPA [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
LPA [Member]
Continuing Operations
Revenues	$ 535,202
Net income	$ 16,569
Diluted earnings per share	$ 1.79

Business Combinations (Details Textual) (USD $)	1 Months Ended		3 Months Ended								12 Months Ended				12 Months Ended											1 Months Ended	12 Months Ended			12 Months Ended
	Oct. 30, 2011	May 31, 2010	Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 03, 2011	Dec. 31, 2012 Federal [Member]	Dec. 31, 2011 Federal [Member]	Dec. 31, 2010 Federal [Member]	Dec. 31, 2012 Transportation [Member]	Dec. 31, 2011 Transportation [Member]	Dec. 31, 2010 Transportation [Member]	Dec. 31, 2012 RBF consulting [Member]	Dec. 31, 2011 RBF consulting [Member]	Dec. 31, 2010 RBF consulting [Member]	Dec. 31, 2012 RBF consulting [Member] Federal [Member]	Dec. 31, 2012 RBF consulting [Member] Transportation [Member]	May 31, 2010 LPA [Member]	Dec. 31, 2010 LPA [Member]	Dec. 31, 2009 LPA [Member]	May 03, 2010 LPA [Member]	Dec. 31, 2012 Other Comprehensive Income (Loss) [Member] RBF consulting [Member]	Dec. 31, 2011 Other Comprehensive Income (Loss) [Member] RBF consulting [Member]	Dec. 31, 2010 Other Comprehensive Income (Loss) [Member] LPA [Member]
Business Combinations (Textual) [Abstract]
Cost of stock acquired														100.00%															100.00%
Stock Purchase Agreement (SPA) to acquire														$ 49,300,000															$ 59,500,000
Net working capital adjustment	5,000,000	1,100,000
Professional liability tail insurance premiums (RBF to fund)			1,200,000								1,200,000
Cash paid			49,500,000								49,500,000																		51,400,000
Issuance of common stock											203,218															226,447
Common stock with a fair market value																					3,600,000								8,100,000
Closing price of common stock on acquisition date																					$ 17.65					$ 35.6
Share Portion of Acquisition In Escrow																					3,600,000
Cash Portion of Acquisition In Escrow																					1,700,000
Escrow Period																					36 months
Transaction cost related to acquisition																						900,000					1,800,000
Revenues																							103,000,000					92,000,000
Allocation of acquired goodwill																								0.75	0.25
Contributing revenue			141,204,000	145,237,000	155,297,000	151,659,000	156,191,000	131,139,000	130,061,000	121,033,000	593,397,000	538,424,000	499,353,000		280,200,000	237,600,000	235,000,000	313,200,000	300,800,000	264,400,000										96,100,000	25,300,000	58,500,000
Net income/(loss)			(2,292,000)	981,000	2,448,000	1,696,000	4,385,000	7,233,000	4,854,000	832,000	2,833,000	17,304,000	12,166,000								4,100,000	400,000					300,000
Acquisition related amortization of intangible assets																					$ 5,900,000	$ 1,200,000					$ 4,700,000

Business Segment Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business segments
Revenues	$ 141,204,000	$ 145,237,000	$ 155,297,000	$ 151,659,000	$ 156,191,000	$ 131,139,000	$ 130,061,000	$ 121,033,000	$ 593,397,000	$ 538,424,000	$ 499,353,000
Gross profit	19,867,000	22,774,000	25,508,000	23,817,000	26,612,000	27,117,000	27,396,000	21,129,000	91,966,000	102,254,000	99,057,000
Total SG&A									(88,023,000)	(78,096,000)	(76,768,000)
Total Operating income									3,943,000	24,158,000	22,289,000
Total Depreciation and amortization expense									17,200,000	14,200,000	9,500,000
Total Capital expenditures on an accrual basis									3,700,000	3,200,000	6,300,000
Equity affiliates' earnings									(2,647,000)	(693,000)	(2,576,000)
Total Segment assets	373,409,000				379,874,000				373,409,000	379,874,000	321,100,000
Transportation [Member]
Business segments
Revenues									313,200,000	300,800,000	264,400,000
Gross profit									50,400,000	50,600,000	51,200,000
Total SG&A									(49,400,000)	(46,800,000)	(42,800,000)
Total Operating income									1,000,000	3,800,000	8,400,000
Total Depreciation and amortization expense									8,100,000	9,900,000	6,500,000
Total Capital expenditures on an accrual basis									1,200,000	1,000,000	2,400,000
Equity affiliates' earnings									2,600,000	800,000	1,400,000
Total Segment assets	172,900,000				182,200,000				172,900,000	182,200,000	165,000,000
Federal [Member]
Business segments
Revenues									280,200,000	237,600,000	235,000,000
Gross profit									43,500,000	53,300,000	49,500,000
Total SG&A									(38,600,000)	(31,300,000)	(33,900,000)
Total Operating income									4,900,000	22,000,000	15,600,000
Total Depreciation and amortization expense									8,300,000	3,500,000	1,800,000
Total Capital expenditures on an accrual basis									1,900,000	2,100,000	2,600,000
Equity affiliates' earnings										(100,000)	1,200,000
Total Segment assets	111,200,000				134,000,000				111,200,000	134,000,000	54,400,000
Corporate [Member]
Business segments
Gross profit									(1,900,000)	(1,600,000)	(1,600,000)
Total SG&A									(100,000)		(100,000)
Total Operating income									(2,000,000)	(1,600,000)	(1,700,000)
Total Depreciation and amortization expense									800,000	800,000	1,200,000
Total Capital expenditures on an accrual basis									600,000	100,000	1,300,000
Total Segment assets	$ 89,300,000				$ 63,700,000				$ 89,300,000	$ 63,700,000	$ 101,700,000

Business Segment Information (Details 1) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Company's enterprise-wide disclosures
Domestic									$ 580,500,000	$ 513,800,000	$ 472,100,000
Foreign									12,900,000	24,600,000	27,300,000
Total	$ 141,204,000	$ 145,237,000	$ 155,297,000	$ 151,659,000	$ 156,191,000	$ 131,139,000	$ 130,061,000	$ 121,033,000	$ 593,397,000	$ 538,424,000	$ 499,353,000
United States government [Member]
Company's enterprise-wide disclosures
Revenues by principal markets									26.00%	31.00%	37.00%
Various state governmental and quasi-government agencies [Member]
Company's enterprise-wide disclosures
Revenues by principal markets									58.00%	53.00%	48.00%
Commercial, industrial and private clients [Member]
Company's enterprise-wide disclosures
Revenues by principal markets									16.00%	16.00%	15.00%

Business Segment Information (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Segment Information (Textual) [Abstract]
Percentage rate of company's revenue	7.00%	9.00%	11.00%

Equity Income from Unconsolidated Subsidiaries (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of financial information for the unconsolidated subsidiary
Contract revenue earned	$ 14.2	$ 12.6	$ 14.8
Gross profit	7.7	2.3	4.2
Net Income	8	2.3	4.2
Total Assets	5.9	9.8
Total liabilities	$ 5.3	$ 9.8

Equity Income from Unconsolidated Subsidiaries (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Income From Unconsolidated Subsidiaries (Textual) [Abstract]
Equity income from unconsolidated subsidiaries	$ 2,647,000	$ 693,000	$ 2,576,000
LTM [Member]
Equity Income From Unconsolidated Subsidiaries (Textual) [Abstract]
Share of members' equity of unconsolidated subsidiary	33.33%
Equity income from unconsolidated subsidiaries	2,600,000	800,000	1,400,000
Revenue from subcontract agreement	500,000	1,600,000	2,400,000
Receivables or unbilled revenues from unconsolidated subsidiary	0	0
SBH [Member]
Equity Income From Unconsolidated Subsidiaries (Textual) [Abstract]
Share of members' equity of unconsolidated subsidiary	33.33%
Equity income from unconsolidated subsidiaries			$ 1,200,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision/(benefit) for income taxes:
Continuing operations	$ 3,809	$ 7,142	$ 9,246
Discontinued operations	(211)	54	(178)
Provision for income taxes	$ 3,598	$ 7,196	$ 9,068

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of income before income taxes from continuing operations
Domestic	$ 5,911	$ 24,188	$ 24,085
Foreign	8	(222)	(161)
Total	$ 5,919	$ 23,966	$ 23,924

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current income tax provision:
U.S. federal	$ 5,426	$ 9,282	$ 7,441
Foreign	8	246	42
State	1,403	1,587	1,619
Total current income tax provision	6,837	11,115	9,102
Deferred income tax (benefit)/provision:
U.S. federal	(3,863)	(3,667)	348
State	835	(306)	(204)
Total deferred income tax (benefit)/provision	(3,027)	(3,973)	144
Total income tax provision	$ 3,809	$ 7,142	$ 9,246

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrecognized tax benefits:
Beginning of the year	$ 2,570	$ 2,599	$ 3,034
Additions based on tax positions related to the current year	264	239	242
Additions for tax positions of acquired entities		253
Additions for tax positions of prior years			317
Reductions for tax positions of prior years	(14)		(466)
Settlements with taxing authorities		(161)	(20)
Lapses of statutes of limitations	(493)	(360)	(508)
End of the year	$ 2,327	$ 2,570	$ 2,599

Income Taxes (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of income taxes computed at the federal statutory rate to income tax expense recorded for continuing operations
Computed income taxes at U.S. federal statutory rate	$ 2,378	$ 8,716	$ 8,642
Income passed through to non-controlling interest holders	(288)	(327)	(269)
Foreign tax credits	(8)	(1,230)	(500)
State income taxes, net of federal income tax benefit	263	933	807
Tax expense on foreign income		317	99
Permanent differences	270	358	590
Change in reserves	1,312	(1,438)	168
Other	(118)	(187)	(291)
Total income tax provision	$ 3,809	$ 7,142	$ 9,246

Income Taxes (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Accruals not currently deductible for tax purposes	$ 15,474	$ 15,753
Billings in excess of revenues	8,289	9,482
Tax loss carryforwards	11,424	10,328
Fixed and intangible assets	247	222
All other items	552	645
Gross deferred tax assets	35,986	36,430
Valuation allowance for deferred tax assets	(11,455)	(9,872)
Net deferred tax assets	24,531	26,558
Deferred income tax liabilities:
Unbilled revenues	(30,023)	(29,737)
Change in method of accounting	(5,123)	(7,714)
Fixed and intangible assets	(10,091)	(14,109)
Retention	(3,006)	(2,380)
All other items	(2,239)	(1,600)
Gross deferred tax liabilities	(50,482)	(55,540)
Net deferred tax liabilities	$ (25,951)	$ (28,982)

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textual) [Abstract]
Reserve for uncertain tax positions	$ 2,300,000	$ 2,600,000
Amount of unrecognized tax benefits	2,100,000	1,900,000
Reserves for interest and penalties related to uncertain tax positions	400,000	500,000	700,000
Decrease in reserve for unrecognized tax benefits	1,200,000
Current deferred tax assets	100,000
Gross state net operating loss carryforwards	37,400,000
Net state tax effected NOL's	3,300,000
Expiry period for gross state net operating loss carryforwards	from 2013 to 2032
Decrease in reserve for unrecognized tax benefits	2,327,000	2,570,000	2,599,000	3,034,000
State valuation allowances for deferred tax assets	2,300,000
Cash Payment	500,000
Capital Loss Carryforward [Member]
Other Tax Carryforward [Line Items]
Capital losses for deferred tax asset	25,000,000	24,100,000
Valuation allowance	$ 10,000,000	$ 9,900,000
Capital Loss Carryforward [Member] | Maximum [Member]
Other Tax Carryforward [Line Items]
Other tax carryforward expiration year range	2017
Capital Loss Carryforward [Member] | Minimum [Member]
Other Tax Carryforward [Line Items]
Other tax carryforward expiration year range	2014

Fair Value Measurements (Details) (Level 1 [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
US Treasury Securities [Member]
Fair Value Measurements (Textual) [Abstract]
Available-for-sale securities		$ 12.3
Money Market Funds [Member]
Fair Value Measurements (Textual) [Abstract]
Cash equivalents as investments in money market funds	$ 1	$ 1

Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, plant and equipment
Total, at cost	$ 60,677	$ 58,583
Less - Accumulated depreciation	(43,391)	(37,680)
Net property, plant and equipment	17,286	20,903
Land [Member]
Property, plant and equipment
Total, at cost	486	486
Buildings and improvements [Member]
Property, plant and equipment
Total, at cost	4,532	4,844
Furniture, fixtures, and office equipment [Member]
Property, plant and equipment
Total, at cost	20,095	18,588
Equipment and vehicles [Member]
Property, plant and equipment
Total, at cost	540	840
Computer hardware [Member]
Property, plant and equipment
Total, at cost	3,156	3,295
Computer software [Member]
Property, plant and equipment
Total, at cost	23,020	22,390
Leasehold Improvements [Member]
Property, plant and equipment
Total, at cost	$ 8,848	$ 8,140

Property, Plant and Equipment (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant and Equipment (Textual) [Abstract]
Depreciation and amortization expense	$ 7.1	$ 5.9	$ 4.7

Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other intangible assets, net
Balance, Beginning period	$ 22,907	$ 14,569
Acquisition		16,591
Less: Amortization	(10,142)	(8,253)	4,800
Balance, Ending period	12,765	22,907	14,569
Goodwill
Balance, Beginning period	81,598	53,441
Acquisition		28,157
Balance, Ending period	81,598	81,598	53,441
Transportation [Member]
Other intangible assets, net
Balance, Beginning period	11,243	14,532
Acquisition		3,917
Less: Amortization	(5,475)	(7,206)
Balance, Ending period	5,768	11,243
Goodwill
Balance, Beginning period	59,334	52,731
Acquisition		6,603
Balance, Ending period	59,334	59,334
Federal [Member]
Other intangible assets, net
Balance, Beginning period	11,664	37
Acquisition		12,674
Less: Amortization	(4,667)	(1,047)
Balance, Ending period	6,997	11,664
Goodwill
Balance, Beginning period	22,264	710
Acquisition		21,554
Balance, Ending period	$ 22,264	$ 22,264

Goodwill and Other Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of other intangible assets
Acquisition Date Fair Value	$ 36,700	$ 36,700
Accumulated Amortization	(23,935)	(13,793)
Carrying Value	12,765	22,907	14,569
Project backlog [Member]
Summary of other intangible assets
Acquisition Date Fair Value	16,459	16,459
Accumulated Amortization	(15,764)	(8,657)
Carrying Value	695	7,802
Customer contracts and related relationships [Member]
Summary of other intangible assets
Acquisition Date Fair Value	15,460	15,460
Accumulated Amortization	(4,030)	(2,260)
Carrying Value	11,430	13,200
Non-compete agreements [Member]
Summary of other intangible assets
Acquisition Date Fair Value	3,671	3,671
Accumulated Amortization	(3,233)	(2,427)
Carrying Value	438	1,244
Trademark/trade name [Member]
Summary of other intangible assets
Acquisition Date Fair Value	1,110	1,110
Accumulated Amortization	(908)	(449)
Carrying Value	$ 202	$ 661

Goodwill and Other Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Estimated future amortization expense for other intangible assets
Fiscal year 2013	$ 6,135
Fiscal year 2014	3,936
Fiscal year 2015	1,244
Fiscal year 2016	701
Fiscal year 2017 and beyond	749
Total	$ 12,765	$ 22,907	$ 14,569

Goodwill and Other Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Other Intangible Assets (Textual) [Abstract]
Goodwill impairment charges	$ 0	$ 0
Less: Amortization	$ (10,142)	$ (8,253)	$ 4,800

Commitments & Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Standby letters of credit :
Maximum undiscounted future payments	$ 13.6
Insurance related [Member]
Standby letters of credit :
Maximum undiscounted future payments	4.9
Other [Member]
Standby letters of credit :
Maximum undiscounted future payments	$ 0.9

Commitments & Contingencies (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Credit Risk [Member]	Dec. 31, 2012 Baker Energy [Member]	Dec. 31, 2011 Baker Energy [Member]	Dec. 31, 2012 Baker Energy [Member] Group Insurance Policies [Member]	Dec. 31, 2011 Baker Energy [Member] Group Insurance Policies [Member]	Dec. 31, 2012 Reliance Group [Member]	Dec. 31, 2011 Reliance Group [Member]
Commitments & Contingencies (Textual) [Abstract]
Accrued Insurance Liabilities	$ 9,715,000	$ 10,580,000				$ 2,700,000	$ 3,300,000
Corresponding receivable				1,700,000	2,500,000
Amount recoverable under Insurance policy with Reliance								2,500,000
Distribution from Reliance related to claims received								1,100,000
Related receivables recorded from Reliance								0	0
Trade accounts receivable	$ 1,600,000		$ 1,600,000

Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future annual minimum lease payments under non-cancelable operating leases
2013	$ 23,134
2014	20,075
2015	15,833
2016	13,299
2017	8,632
Thereafter	22,306
Total	$ 103,279

Leases (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases (Textual) [Abstract]
Rent expense under non-cancelable operating leases for continuing operations	$ 26	$ 21.9	$ 18.7
Maximum [Member]
Property, Plant and Equipment [Line Items]
Lease period of assets of the company	12 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Lease period of assets of the company	1 year

Long-Term Debt and Borrowing Agreements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility (Textual) [Abstract]
Borrowing outstanding under credit agreement	$ 0	$ 0
Borrowings under credit agreement	0	0
Maximum [Member]
Line of Credit Facility [Line Items]
Commitment fees on the unused portion of the commitment	0.35%
Minimum [Member]
Line of Credit Facility [Line Items]
Commitment fees on the unused portion of the commitment	0.20%
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Agreement commitment	50
Accordion option	50
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Sub-facility for the issuance of LOCs	20
Outstanding letters of credit	5.8	8.4
Line of Credit [Member]
Line of Credit Facility [Line Items]
Swing line Facility	$ 5

Earnings Per Common Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic and diluted earnings per share computations
Net income from continuing operations before noncontrolling interests									$ 2,932	$ 17,758	$ 15,446
Less: Income attributable to noncontrolling interests									822	934	768
Net income from continuing operations attributable to Michael Baker Corporation	(2,192)	659	2,684	959	4,005	7,117	4,954	748	2,110	16,824	14,678
Net income/(loss) from discontinued operations, net of tax	(100)	322	(236)	737	380	116	(100)	84	723	480	(2,512)
Net income attributable to Michael Baker Corporation	$ (2,292)	$ 981	$ 2,448	$ 1,696	$ 4,385	$ 7,233	$ 4,854	$ 832	$ 2,833	$ 17,304	$ 12,166
Basic:
Weighted average shares outstanding									9,407	9,300	8,929
Earnings/(loss) per share:
Continuing operations									$ 0.22	$ 1.81	$ 1.64
Discontinued operations									$ 0.08	$ 0.05	$ (0.28)
Total									$ 0.3	$ 1.86	$ 1.36
Effect of dilutive securities
Contingently issuable shares and stock options									218	68	224
Weighted average shares outstanding									9,625	9,368	9,153
Earnings/(loss) per share:
Continuing operations	$ (0.23)	$ 0.07	$ 0.28	$ 0.1	$ 0.43	$ 0.76	$ 0.53	$ 0.08	$ 0.22	$ 1.8	$ 1.6
Discontinued operations	$ (0.01)	$ 0.03	$ (0.03)	$ 0.08	$ 0.04	$ 0.01	$ (0.01)	$ 0.01	$ 0.07	$ 0.05	$ (0.27)
Total									$ 0.29	$ 1.85	$ 1.33

Earnings Per Common Share (Details Textual) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Earnings Per Common Share (Textual) [Abstract]
Stock options excluded from calculation of earnings per share	72,000	72,000	48,000

Capital Stock (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Capital Stock (Textual) [Abstract]
Common Stock, shares issued		44,000,000	44,000,000	44,000,000
Common Stock, par value		$ 1	$ 1	$ 1
Capital Stock (Additional Textual) [Abstract]
Treasury stock reissued			24,782
Current dividend yield		$ 0.14
Dividend payments to common stock		$ 1,400,000	$ 1,351,000
Credit agreements with the bank for dividend payments		20,000,000	20,000,000
Quarterly dividend per share	$ 0.16
Dollar restriction [Member]
Capital Stock (Textual) [Abstract]
Credit agreement restriction for repurchase of shares			$ 10,000,000
Time restriction [Member]
Capital Stock (Textual) [Abstract]
Period of credit agreement restriction for repurchase of shares			12 Months
New Authorization [Member]
Capital Stock (Textual) [Abstract]
Repurchase of common stock			0
Old Authorization [Member]
Capital Stock (Textual) [Abstract]
Repurchase of common stock			538,009
Common Class B [Member]
Capital Stock (Textual) [Abstract]
Common Stock, shares issued		6,000,000	6,000,000
Common Stock, par value		$ 1	$ 1
Common stock, shares, outstanding		0	0	0
Cumulative Preferred Stock [Member]
Capital Stock (Textual) [Abstract]
Preferred stock, shares issued		300,000	300,000
Preferred stock, par or stated value per share		$ 1	$ 1
Preferred stock, shares outstanding		0	0	0

Defined Contribution Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan (Textual) [Abstract]
Defined contribution plan employer matching contribution percentage on first slab	100.00%
Defined contribution plan employee contribution percentage first slab	3.00%
Defined contribution plan employer matching contribution percentage on second slab	50.00%
Defined contribution plan employee contribution percentage second slab	3.00%
Percentage of eligible salary contribution	4.50%
Matching contribution in common stock	25.00%
Remainder matching contribution in mutual funds or common stock	75.00%
Cash contribution under defined contribution retirement program	$ 7.6	$ 5.8	$ 6
Market value of retirement plan investments	400.9
Percentage of common stock investment	6.00%
Shares and voting power held by the company	11.00%	10.00%
RBF consulting [Member]
Business Acquisition [Line Items]
Accrual related to retirement plan	$ 0.4

Multiemployer Pension Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Multiemployer Pension Plans (Textual) [Abstract]
Combined contributions to multiemployer pension plans	$ 0.1	$ 0.3
Local number 12 [Member]
Multiemployer Plans [Line Items]
Proportionate share of estimated unfunded liability	2.6	2.7
Local number 3 [Member]
Multiemployer Plans [Line Items]
Proportionate share of estimated unfunded liability	$ 1	$ 1.1

Deferred Compensation Plan (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Compensation Plan (Textual) [Abstract]
Deferred compensation liability	$ 1.1	$ 1

Stock Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of restricted stock issued:
Weighted average issuance price per share, Beginning balance	$ 30.74	$ 35.63	$ 38.99
Weighted average issuance price per share, granted	$ 22.97	$ 27.18	$ 34.94
Weighted average issuance price per share, vested	$ 30.67	$ 35.24	$ 37.53
Weighted average issuance price per share, forfeited	$ 31.48
Weighted average issuance price per share, ending balance	$ 26.26	$ 30.74	$ 35.63
Restricted Stock [Member]
Summary of restricted stock issued:
Restricted shares, Beginning balance	122,208	94,907	24,000
Restricted shares, granted	54,882	72,866	82,907
Restricted shares, vested	(82,667)	(45,565)	(12,000)
Restricted shares, forfeited	(409)
Restricted shares, ending balance	94,014	122,208	94,907

Stock Based Compensation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of all stock options outstanding
Shares subject to option, beginning balance	104,000	114,301	104,463
Shares subject to options, granted	16,000	16,000	16,000
Shares subject to option, exercised	(4,000)	(14,324)	(6,162)
Shares subject to option, forfeited or expired		(11,977)
Shares subject to option, ending balance	116,000	104,000	114,301	104,463
Weighted average exercise price per share, beginning balance	$ 28.57	$ 25.67	$ 22.87
Weighted average exercise price per share, granted	$ 22.95	$ 25.18	$ 37.23
Weighted average exercise price per share, exercised	$ 15.04	$ 14.06	$ 8.16
Weighted average exercise price per share, forfeited or expired		$ 13.69
Weighted average exercise price per share, ending balance	$ 28.27	$ 28.57	$ 25.67	$ 22.87
Aggregate intrinsic value, beginning balance			$ 1,935,885
Weighted average contractual remaining life in years, beginning balance	6 years	6 years 2 months 12 days	5 years 3 months 18 days	5 years 3 months 18 days
Aggregate intrinsic value, ending balance	$ 279,150	$ 126,570	$ 971,014
Weighted average contractual remaining life in years, ending balance	6 years	6 years 2 months 12 days	5 years 3 months 18 days	5 years 3 months 18 days

Stock Based Compensation (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Summary of stock options outstanding
Options outstanding, Number of options	116,000
Option outstanding, Average life	6 years
Options outstanding, Weighted average exercise price	$ 28.27
Options exercisable, Number of options	116,000
Options exercisable, Weighted average exercise price	$ 28.27
Range One [Member]
Summary of stock options outstanding
Exercise prices, Lower Range	$ 8.55
Exercise prices, Higher Range	$ 12.625
Options outstanding, Number of options	12,000
Option outstanding, Average life	9 months 18 days
Options outstanding, Weighted average exercise price	$ 10.59
Options exercisable, Number of options	12,000
Options exercisable, Weighted average exercise price	$ 10.59
Range Two [Member]
Summary of stock options outstanding
Exercise prices, Lower Range	$ 20.16
Exercise prices, Higher Range	$ 22.95
Options outstanding, Number of options	32,000
Option outstanding, Average life	6 years 3 months 18 days
Options outstanding, Weighted average exercise price	$ 21.59
Options exercisable, Number of options	32,000
Options exercisable, Weighted average exercise price	$ 21.59
Range Three [Member]
Summary of stock options outstanding
Exercise prices, Lower Range	$ 25.18
Exercise prices, Higher Range	$ 26.86
Options outstanding, Number of options	24,000
Option outstanding, Average life	7 years
Options outstanding, Weighted average exercise price	$ 25.74
Options exercisable, Number of options	24,000
Options exercisable, Weighted average exercise price	$ 25.74
Range Four [Member]
Summary of stock options outstanding
Exercise prices, Lower Range	$ 37.225
Exercise prices, Higher Range	$ 40.455
Options outstanding, Number of options	48,000
Option outstanding, Average life	6 years 6 months
Options outstanding, Weighted average exercise price	$ 38.4
Options exercisable, Number of options	48,000
Options exercisable, Weighted average exercise price	$ 38.4

Stock Based Compensation (Details 3)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of options on respective grant dates using Black-Scholes option pricing model
Weighted average risk-free interest rate	1.20%	2.50%	2.30%
Weighted average expected volatility	49.60%	48.50%	48.30%
Expected option life	8 years	7 years 6 months	7 years 4 months 24 days
Expected dividend yield	0.00%	0.00%	0.00%

Stock Based Compensation (Details Textual) (USD $)	12 Months Ended							12 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2012 EquityIncentivePlan	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Jun. 30, 2011 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2012 Employees Stock Purchase Plan [Member]	Dec. 31, 2011 Employees Stock Purchase Plan [Member]	Dec. 31, 2012 Maximum [Member] Employees Stock Purchase Plan [Member]	Jun. 30, 2011 Long Term Plan [Member]	Dec. 31, 2012 Long Term Plan [Member]	Dec. 31, 2012 Long Term Plan [Member] Restricted Stock [Member]	Dec. 31, 2011 Long Term Plan [Member] Restricted Stock [Member]	Dec. 31, 2012 Directors Plan [Member]	Dec. 31, 2011 Directors Plan [Member]	Dec. 31, 2012 Directors Plan [Member] Restricted Stock [Member]	Dec. 31, 2011 Directors Plan [Member] Restricted Stock [Member]
Stock Based Compensation (Textual) [Abstract]
Restricted stock awarded under stock compensation plans				94,014	122,208	94,907	24,000									71,514	98,208			22,500	24,000
Number of SARs issued under long term plan										40,000
Unearned compensation related to restricted stock awards																				$ 1,300,000	$ 2,400,000
Maximum Shares of Common Stock Issuable Under Stock Compensation Plans													750,000		500,000			400,000
Shares available for future grants											649,934				321,388				47,000
Period required for vested options in the directors' plans to become exercisable								6 months
Exercisable options under the Directors' Plan								116,000	104,000
Stock Based Compensation Plan Expiration Date															Apr 8, 2020					Feb 18, 2014
Vesting terms of outstanding restricted stock awards				3 years														2 years
Restricted shares, vested				82,667	45,565	12,000
Shares issued to redeem Vested stock appreciation right														3,957
Purchase price of common stock under the ESPP											90.00%
Issued shares under stock compensation plans				54,882	72,866	82,907					45,993	54,073
Stock Based Compensation (Additional Textual) [Abstract]
Number of Active Equity Incentive Plans Under Which Stock Awards Can Be Issued	2
Period for exercising options under the plans	10 years
Treasury stock purchases	(285,000)	(127,000)
Purchases of shares due to elections	6,359	3,648
Weighted average fair value of options granted	$ 12.42	$ 13.64	$ 19.7
Total intrinsic value of stock options exercised	32,000	109,000	196,000
Recognized total stock based compensation expense	$ 2,600,000	$ 2,300,000	$ 1,400,000

Restructuring and Other Charges (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the charges accrued under other accrued expenses
Balance, December 31, 2011
Restructuring costs	2,300	2,275	2,200
Less: Payments & non-cash charges		(875)
Balance, December 31, 2012	$ 1,400	$ 1,400

Restructuring and Other Charges (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Employee	Dec. 31, 2011 Employee
Restructuring Cost and Reserve [Line Items]
Severance related costs for its former CEO And restricted stock		$ 400,000
Non-cash charges related to accelerated vesting		500,000
Restructuring and other charges	2,300,000	2,275,000	2,200,000
Restructuring Charges (Textual) [Abstract]
Restructuring costs	2,300,000	2,275,000	2,200,000
Number of employees		70	100
Federal [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges		1,100,000
Restructuring Charges (Textual) [Abstract]
Restructuring costs		1,100,000
Transportation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges		1,200,000
Restructuring Charges (Textual) [Abstract]
Restructuring costs		$ 1,200,000

Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions (Textual) [Abstract]
Consulting fees	$ 106,000
Supplemental retirement benefit	5,000
Total liability for Richard L. Shaw's post-retirement benefits	$ 800,000	$ 200,000

Supplemental Disclosures of Cash Flow Data (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental to indirect-method statement of cash flows
Income taxes paid	$ 5,622	$ 22,648	$ 14,328
Income tax refunds	(933)	(1,677)	(87)
Interest paid	26	23	23
RBF consulting [Member]
Supplemental to indirect-method statement of cash flows
Common stock issued		3,587
LPA [Member]
Supplemental to indirect-method statement of cash flows
Common stock issued	$ (130)	$ (40)	$ 8,062

Supplemental Disclosures of Cash Flow Data (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RBF consulting [Member]
Supplemental Disclosures of Cash Flow Data (Textual) [Abstract]
Common stock issued for acquisition		203,218
LPA [Member]
Supplemental Disclosures of Cash Flow Data (Textual) [Abstract]
Common stock issued for acquisition	5,661	2,022	226,447

Quarterly Results of Operations (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Results of Operations
Revenues	$ 141,204	$ 145,237	$ 155,297	$ 151,659	$ 156,191	$ 131,139	$ 130,061	$ 121,033	$ 593,397	$ 538,424	$ 499,353
Gross profit	19,867	22,774	25,508	23,817	26,612	27,117	27,396	21,129	91,966	102,254	99,057
Income /(loss) before income taxes and noncontrolling interests	(1,178)	1,617	4,566	1,736	5,680	9,673	8,015	1,532	6,741	24,900	24,692
Net income /(loss) attributable to Michael Baker Corporation
Net income from continuing operations attributable to Michael Baker Corporation	(2,192)	659	2,684	959	4,005	7,117	4,954	748	2,110	16,824	14,678
Income/(loss) from discontinued operations, net of tax	(100)	322	(236)	737	380	116	(100)	84	723	480	(2,512)
Net income attributable to Michael Baker Corporation	$ (2,292)	$ 981	$ 2,448	$ 1,696	$ 4,385	$ 7,233	$ 4,854	$ 832	$ 2,833	$ 17,304	$ 12,166
Diluted earnings/(loss) per common share
Continuing operations	$ (0.23)	$ 0.07	$ 0.28	$ 0.1	$ 0.43	$ 0.76	$ 0.53	$ 0.08	$ 0.22	$ 1.8	$ 1.6
Discontinued operations	$ (0.01)	$ 0.03	$ (0.03)	$ 0.08	$ 0.04	$ 0.01	$ (0.01)	$ 0.01	$ 0.07	$ 0.05	$ (0.27)
Total	$ (0.24)	$ 0.1	$ 0.25	$ 0.18	$ 0.47	$ 0.77	$ 0.52	$ 0.09

Quarterly Results of Operations (Unaudited) (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Quarterly Results of Operations (Textual) [Abstract]
Restructuring costs	$ 2,300,000	$ 2,275,000	$ 2,200,000
Provision for doubtful accounts	1,600,000
Charges for Post-retirement benefits	$ 600,000

Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax valuation allowance [Member]
Valuation and Qualifying Accounts
Beginning Balance	$ 9,872	$ 11,441	$ 11,458
Additions charged to Expense	1,583	365	529
Additions charged to Other accounts
Deductions		(1,934)	(546)
Ending Balance	11,455	9,872	11,441
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts
Beginning Balance	1,259	601	723
Additions charged to Expense	3,013	1,131	519
Additions charged to Other accounts
Deductions	(1,357)	(473)	(641)
Ending Balance	$ 2,915	$ 1,259	$ 601